Item 1.  Schedule of Investments


 T. Rowe Price New York Tax-Free Money Fund
 (Unaudited)                                                  May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 NEW YORK  92.2%
 Buffalo Fiscal Stability Auth., GO, BAN
 3.00%, 9/1/05                                         1,000         1,003

 Dormitory Auth. of the State of New York
 VRDN (Currently 2.98%) (FGIC Insured)                 3,200         3,200

 5.20%, 7/1/05 (Escrowed to Maturity) (FGIC Insured)   150           150

 Columbia Univ.
 VRDN (Currently 2.93%)                                2,000         2,000

 1.60%, 7/1/14 (Tender 6/8/05)                         1,000         1,000

 TECP, 2.75%, 8/9/05                                   1,000         1,000

 Cornell Univ.
 VRDN (Currently 2.93%)                                1,500         1,500

 5.00%, 7/1/05                                         250           251

 TECP, 2.43%, 7/13/05                                  2,660         2,660

 Metropolitan Museum of Art, VRDN (Currently 2.93%)    2,458         2,458

 Dutchess County IDA, Trinity-Pawling School
 VRDN (Currently 2.95%)                                4,000         4,000

 Jay Street Dev. Corp.
 VRDN (Currently 2.93%)                                1,000         1,000

 VRDN (Currently 2.94%)                                1,500         1,500

 Metropolitan Transportation Auth.
 VRDN (Currently 2.93%) (FSA Insured)                  1,750         1,750

 VRDN (Currently 2.98%) (FSA Insured)                  2,000         2,000

 5.00%, 7/1/05 (Escrowed to Maturity)                  215           216

 TECP, 2.29%, 6/9/05                                   1,500         1,500

 TECP, 2.43%, 7/13/05                                  1,500         1,500

 TECP, 2.75%, 8/10/05                                  3,000         3,000

 Municipal Assistance Corp.
 6.00%, 7/1/05 (Prerefunded 7/1/05+)                   350           351

 6.00%, 7/1/05 (Prerefunded 7/1/05+)                   3,000         3,010

 5.25%, 7/1/05 (Prerefunded 7/1/05+)                   800           802

 5.00%, 7/1/05 (Prerefunded 7/1/05+)                   370           371

 5.00%, 7/1/05 (Prerefunded 7/1/05+)                   200           200

 New York City, GO
 VRDN (Currently 2.93%)                                2,000         2,000

 VRDN (Currently 2.94%)                                200           200

 VRDN (Currently 2.98%) (FGIC Insured)                 2,800         2,800

 5.00%, 8/1/05 (MBIA Insured)                          105           106

 6.00%, 8/1/05 (FGIC Insured)                          200           201

 8.00%, 6/1/05 (AMBAC Insured)                         1,170         1,170

 New York City Housing Dev. Corp.
 90 West Street, VRDN (Currently 2.97%)                3,000         3,000

 Multi-Family Housing
 VRDN (Currently 2.92%) (FHA Guaranteed)               3,100         3,100

 VRDN (Currently 3.00%) (FHA Guaranteed) #             2,000         2,000

 New York City Municipal Water Fin. Auth.
 VRDN (Currently 2.98%) (MBIA Insured                  3,500         3,500

 VRDN (Currently 2.99%) (AMBAC Insured)                4,300         4,300

 6.00%, 6/15/25 (Tender 6/15/05)                       250           253

 6.125%, 6/15/20 (Prerefunded 6/15/05+)                150           152

 New York City Transitional Fin. Auth.
 VRDN (Currently 2.96%)                                200           200

 VRDN (Currently 2.99%)                                5,000         5,000

 VRDN (Currently 3.05%)                                300           300

 3.00%, 8/1/05                                         300           300

 4.00%, 11/15/05 (FGIC Insured)                        175           176

 New York State, GO, 1.80%, 3/13/20 (Tender 10/7/05)   1,705         1,705

 New York State Energy Research & Dev. Auth.
 Consolidated Edison, VRDN (Currently 2.98%) #         1,100         1,100

 VRDN (Currently 3.00%)                                5,000         5,000

 New York State Environmental Fac.
 2.00%, 7/15/05                                        125           125

 4.00%, 6/15/05                                        350           350

 New York State Housing Fin. Agency
 VRDN (Currently 2.94%)                                5,500         5,500

 101 West End, VRDN (Currently 2.99%)
 (FHA Guaranteed) #                                    2,500         2,500

 345 East 94th Street Housing, VRDN (Currently 2.99%)
 (FHA Guaranteed) #                                    800           800

 River Terrace Assoc., VRDN (Currently 2.95%)
 (FHA Guaranteed)                                      900           900

 Tower 31, VRDN (Currently 3.00%) #                    4,000         4,000

 New York State Mortgage Agency, Single Family
 VRDN (Currently 2.97%) #                              1,000         1,000

 New York State Power Auth., TECP, 2.90%, 6/15/05      6,000         6,000

 Oneida County IDA, Hamilton College
 VRDN (Currently 3.03%) (MBIA Insured)                 2,250         2,250

 Port Auth. of New York & New Jersey
 TECP, 2.68%, 8/5/05                                   2,900         2,900

 TECP, 2.78%, 8/11/05 #                                2,130         2,130

 JFK Int'l. Air Terminal, VRDN (Currently 3.01%)
 (MBIA Insured) #                                      4,180         4,180

 Triborough Bridge & Tunnel Auth.
 GO, VRDN (Currently 2.94%) (FSA Insured)              475           475

 VRDN (Currently 2.89%)                                3,100         3,100

 VRDN (Currently 2.96%)                                3,000         3,000

 3.00%, 11/15/05                                       100           100

 Westchester County IDA, Levister Redev. Corp.
 VRDN (Currently 2.97%) #                              2,000         2,000

 Total New York (Cost  $114,295)                                     114,295

 PUERTO RICO  7.2%
 Puerto Rico Aqueduct & Sewer Auth.
 9.00%, 7/1/09 (Prerefunded 7/1/05+)                   780           784

 Puerto Rico Commonwealth
 5.00%, 7/1/05 (Escrowed to Maturity) (MBIA Insured)   1,605         1,608

 6.50%, 7/1/05 (Escrowed to Maturity) (MBIA Insured)   1,485         1,490

 Puerto Rico Electric Power Auth.
 VRDN (Currently 3.00%) (FGIC Insured)                 2,995         2,995

 6.125%, 7/1/21 (Prerefunded 7/1/05+)                  2,000         2,045

 Total Puerto Rico (Cost  $8,922)                                    8,922

 Total Investments in Securities
 99.4% of Net Assets (Cost  $123,217)                                123,217
                                                       $

 (1)    Denominated in U.S. dollars unless otherwise noted
 #      Interest subject to alternative minimum tax
 +      Used in determining portfolio maturity
 AMBAC  AMBAC Assurance Corp.
 BAN    Bond Anticipation Note
 FGIC   Financial Guaranty Insurance Company
 FHA    Federal Housing Authority
 FSA    Financial Security Assurance Inc.
 GO     General Obligation
 IDA    Industrial Development Authority/Agency
 MBIA   MBIA Insurance Corp.
 TECP   Tax-Exempt Commercial Paper
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price New York Tax-Free Money Fund
Unaudited                                                        May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At May 31, 2005, the cost of investments for federal income tax purposes was $123,217,000. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.




 T. Rowe Price New York Tax-Free Bond
 Unaudited                                                    May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 NEW YORK 94.2%
 Albany IDA
 Albany College of Pharmacy, 5.625%, 12/1/34           225           238

 Charitable Leadership Foundation, 5.75%, 7/1/26       2,000         2,085

 Albany Parking Auth.
 5.125%, 7/15/11                                       430           458

 5.25%, 10/15/12                                       595           639

 5.625%, 7/15/25                                       750           809

 Allegany County IDA, BP, VRDN (Currently 3.01%) #     1,000         1,000

 Dormitory Auth. of the State of New York
 VRDN (Currently 2.98%) (FGIC Insured)                 1,295         1,295

 5.125%, 7/1/25 (Prerefunded 7/1/10+) (FGIC Insured)   1,500         1,645

 5.25%, 7/1/31 (Prerefunded 7/1/11+)                   2,240         2,492

 5.375%, 7/1/23 (Prerefunded 7/1/12+)                  1,000         1,130

 Augustana Lutheran Home, 5.50%, 8/1/20 (MBIA Insured) 900           985

 Catholic Health Services, 5.10%, 7/1/34               2,000         2,055

 Columbia Univ.
 5.00%, 7/1/22                                         2,500         2,634

 5.00%, 7/1/24                                         1,000         1,070

 Cornell Univ., VRDN (Currently 2.93%)                 545           545

 Maimonides Medical Center, 5.75%, 8/1/35
 (MBIA Insured)                                        1,500         1,555

 Memorial Sloan-Kettering, 5.00%, 7/1/34               2,815         2,950

 Mount Sinai Health, 6.00%, 7/1/13                     1,700         1,766

 New York Medical College, 5.25%, 7/1/12 (MBIA Insured)2,110         2,259

 New York Methodist Hosp., 5.25%, 7/1/24               1,500         1,612

 Nyack Hosp., 6.00%, 7/1/06                            870           877

 Rockefeller Univ., 5.00%, 7/1/32                      2,000         2,111

 St. John's Univ., 5.25%, 7/1/25 (MBIA Insured)        2,500         2,704

 State Personal Income Tax Ed., 5.375%, 3/15/22
 (Prerefunded 3/15/13+)                                1,550         1,759

 State Univ.
 7.50%, 5/15/11                                        1,580         1,826

 7.50%, 5/15/11 (Prerefunded 5/15/05+)                 775           914

 Univ. of Rochester, Zero Coupon, 7/1/15, STEP
 (MBIA Insured)                                        1,470         1,252

 Westchester County
 5.25%, 8/1/15                                         2,000         2,155

 5.25%, 8/1/16                                         4,250         4,579

 Yeshiva Univ.
 5.00%, 7/1/26 (AMBAC Insured)                         1,200         1,258

 5.375%, 7/1/17 (AMBAC Insured)                        900           994

 Dutchess County IDA
 Bard College, 5.75%, 8/1/30                           1,750         1,897

 Vasser College, 5.35%, 9/1/40                         1,000         1,068

 Essex County IDA, PCR, International Paper
 5.70%, 7/1/16 #                                       1,850         2,013

 Huntington Housing Auth., Gurwin Jewish Senior Home
 6.00%, 5/1/39                                         750           727

 Islip Recovery Agency, 5.75%, 7/1/23 (FSA Insured) #  250           281

 Long Island Power Auth.
 Zero Coupon, 6/1/21 (FSA Insured)                     2,000         1,027

 5.00%, 6/1/05                                         2,000         2,000

 5.00%, 12/1/05                                        1,500         1,516

 5.125%, 12/1/22 (FSA Insured)                         1,500         1,583

 5.50%, 12/1/06 (AMBAC Insured)                        3,525         3,660

 Madison County IDA, Colgate Univ., 5.00%, 7/1/33      1,000         1,048

 Metropolitan Transportation Auth.
 4.75%, 7/1/16 (Prerefunded 1/1/12+) (FSA Insured)     535           582

 4.75%, 7/1/16 (Prerefunded 7/1/12+) (FSA Insured)     1,215         1,325

 5.00%, 7/1/25 (FGIC Insured)                          2,000         2,132

 5.125%, 11/15/31                                      2,250         2,378

 5.25%, 11/15/25 (FGIC Insured)                        4,920         5,356

 Monroe County, GO, Public Improvement
 5.00%, 3/1/17 (FGIC Insured)                          1,000         1,081

 5.00%, 3/1/18 (FGIC Insured)                          615           665

 5.00%, 3/1/18 (Prerefunded 3/1/12+) (FGIC Insured)    2,590         2,858

 Mount Sinai Union Free School Dist., GO, Suffolk
 6.20%, 2/15/17 (AMBAC Insured)                        1,025         1,260

 6.20%, 2/15/18 (AMBAC Insured)                        515           638

 Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10+)
 (FSA Insured)                                         3,500         4,077

 Nassau County, GO, 6.00%, 7/1/08 (FGIC Insured)       1,360         1,479

 New York City, GO
 VRDN (Currently 2.98%) (FGIC Insured)                 2,200         2,200

 5.00%, 8/1/06                                         875           896

 5.00%, 8/1/10                                         2,500         2,693

 5.00%, 11/1/12 ++                                     2,000         2,182

 5.00%, 8/1/21                                         2,500         2,668

 5.00%, 4/1/26                                         3,000         3,180

 5.25%, 8/1/14                                         3,305         3,648

 5.75%, 10/15/13 (Prerefunded 10/15/07+)               1,105         1,188

 5.875%, 3/15/12 (Prerefunded 3/15/06+)                2,000         2,078

 6.00%, 8/1/12                                         30            32

 6.00%, 8/1/12 (Prerefunded 8/1/06+)                   970           1,019

 6.25%, 8/1/09                                         890           935

 6.25%, 8/1/09 (Prerefunded 8/1/06+)                   360           379

 New York City Health & Hosp. Corp., 5.50%, 2/15/19
 (FSA Insured)                                         1,500         1,666

 New York City Housing Dev. Corp.
 HUD Capital Funding Program
 5.00%, 7/1/19 (FGIC Insured)                          2,000         2,173

 5.00%, 7/1/25 (FGIC Insured)                          3,000         3,216

 New York City IDA, New York Univ., 5.375%, 7/1/18
 (AMBAC Insured)                                       1,275         1,406

 New York City IDA, IDRB, JFK Airport, 5.50%, 7/1/28 # 2,500         2,532

 New York City Municipal Water Fin. Auth.
 5.00%, 6/15/29                                        5,000         5,238

 5.00%, 6/15/34                                        1,500         1,575

 5.00%, 6/15/36 (FSA Insured)                          2,500         2,655

 5.875%, 6/15/26                                       3,405         3,543

 5.875%, 6/15/26 (Prerefunded 6/15/06+)                595           620

 New York City Transitional Fin. Auth.
 VRDN (Currently 2.94%)                                300           300

 VRDN (Currently 2.96%)                                700           700

 5.00%, 11/1/18                                        3,000         3,277

 5.00%, 8/1/24                                         1,625         1,718

 6.00%, 8/15/15 (Prerefunded 8/15/09+)
 (FGIC Insured)                                        1,000         1,127

 New York State Energy Research & Dev. Auth.,
 Consolidated Edison, VRDN (Currently 3.00%) #         1,500         1,500

 New York State Environmental Fac., Clean Water &
 Drinking, 5.25%, 11/15/20                             2,000         2,198

 New York State Environmental Fac. PCR
 5.75%, 5/15/11 (Escrowed to Maturity)                 605           699

 5.75%, 6/15/11                                        95            109

 5.75%, 6/15/12 (Escrowed to Maturity)                 300           346

 Waste Management, 4.45%, 7/1/17 (Tender 7/1/09) #     2,500         2,564

 New York State Housing Fin. Agency, 8.00%, 5/1/11
 (Escrowed to Maturity)                                1,000         1,184

 New York State Local Gov't. Assistance, 6.00%, 4/1/14 3,310         3,898

 New York State Mortgage Agency
 Single Family
 5.70%, 10/1/17 #                                      2,120         2,168

 5.80%, 10/1/20 #                                      1,000         1,054

 5.85%, 10/1/18 #                                      565           598

 5.95%, 4/1/30 #                                       965           1,009

 New York State Power Auth., 5.00%, 11/15/08           1,500         1,600

 New York State Thruway Auth.
 Highway & Bridge
 5.00%, 4/1/17 (FGIC Insured)                          5,000         5,342

 5.50%, 4/1/17 (FGIC Insured)                          2,495         2,783

 5.50%, 4/1/18 (FGIC Insured)                          1,000         1,104

 New York State Urban Dev. Corp., Corrections & Youth
 Fac., 6.00%, 1/1/15 (Prerefunded 1/1/09+)
 (AMBAC Insured)                                       4,000         4,451

 Niagara County, GO
 5.25%, 8/15/14 (MBIA Insured)                         435           494

 5.25%, 8/15/15 (MBIA Insured)                         335           381

 Niagara County IDA, American Ref-Fuel, 5.55%, 11/15/24
 (Tender 11/15/13) #                                   1,500         1,613

 Niagra Falls City School Dist., COP, 5.00%, 6/15/20
 (FSA Insured)                                         3,320         3,592

 Nyack Union Free School Dist., GO, 5.25%, 12/15/15
 (FGIC Insured)                                        550           627

 Oneida County IDA
 St. Elizabeth Medical Center
 5.50%, 12/1/10                                        430           435

 5.625%, 12/1/09                                       1,000         1,016

 5.75%, 12/1/19                                        1,600         1,594

 Port Auth. of New York & New Jersey
 5.00%, 7/15/24 (FSA Insured) #                        2,000         2,121

 5.875%, 9/15/15 (FGIC Insured) #                      2,000         2,092

 6.125%, 6/1/94                                        1,000         1,222

 Rochester, GO
 5.00%, 2/15/20 (MBIA Insured)                         110           123

 5.00%, 2/15/21 (MBIA Insured)                         110           124

 Suffolk County, 5.75%, 4/15/14 (AMBAC Insured)        4,510         4,991

 Suffolk County IDA
 Gurwin Jewish Senior Home, 6.70%, 5/1/39              1,000         1,038

 Huntington Hosp.
 5.875%, 11/1/32                                       2,000         2,129

 6.00%, 11/1/22                                        2,000         2,171

 Jeffersons Ferry, 7.20%, 11/1/19                      2,000         2,139

 Suffolk County Water Auth., 5.125%, 6/1/26
 (FGIC Insured)                                        1,350         1,436

 Tobacco Settlement Fin. Corp.
 5.00%, 6/1/08                                         1,250         1,318

 5.25%, 6/1/13                                         1,810         1,916

 5.25%, 6/1/21 (AMBAC Insured)                         1,000         1,090

 Tompkins County IDA, Cornell Univ., 5.75%, 7/1/30
 (Prerefunded 7/1/10+)                                 2,000         2,269

 Triborough Bridge & Tunnel Auth.
 5.00%, 1/1/20 (Escrowed to Maturity)                  2,060         2,311

 5.00%, 11/15/28 (AMBAC Insured)                       3,000         3,185

 5.125%, 11/15/29                                      4,900         5,191

 United Nations Dev. Corp., 5.25%, 7/1/25              1,000         1,041

 Westchester County Health Care Corp., GO
 5.375%, 11/1/30                                       3,000         3,183

 Westchester County IDA
 6.00%, 7/1/08 (AMBAC Insured) #                       730           791

 Hebrew Hosptial, 7.375%, 7/1/30                       1,250         1,333

 Kendal Hudson, 6.50%, 1/1/34                          1,000         1,054

 Winward School, 5.25%, 10/1/31 (RAA Insured)          1,500         1,582

 Total New York (Cost $218,655)                                      233,355

 PUERTO RICO 4.2%
 Puerto Rico Highway & Transportation Auth.
 5.00%, 7/1/36                                         1,000         1,050

 5.50%, 7/1/18                                         2,000         2,076

 Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24 2,000         2,211

 Puerto Rico Public Fin. Corp.
 5.25%, 8/1/29 (Tender 2/1/12) (MBIA Insured)          3,025         3,360

 5.50%, 8/1/29                                         380           408

 5.50%, 8/1/29 (Prerefunded 2/1/12+)                   1,120         1,270

 Total Puerto Rico (Cost $9,644)                                     10,375

 U. S. VIRGIN ISLANDS 0.3% Virgin Islands
 PFA Hovensa Refinery, 5.875%, 7/1/22 #                250           270

 6.125%, 7/1/22 #                                      500           550

 Total U. S. Virgin Islands (Cost $750)                              820

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (7)

 Total Futures Contracts                                             (7)

 Total Investments in Securities
 98.7% of Net Assets (Cost $229,049)                   $             244,543


 (1)     Denominated in U.S. dollars unless otherwise noted
 #       Interest subject to alternative minimum tax
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2005.
 +       Used in determining portfolio maturity
 AMBAC   AMBAC Assurance Corp.
 COP     Certificates of Participation
 FGIC    Financial Guaranty Insurance Company
 FSA     Financial Security Assurance Inc.
 GO      General Obligation
 IDA     Industrial Development Authority/Agency
 IDRB    Industrial Development Revenue Bond
 MBIA    MBIA Insurance Corp.
 PCR     Pollution Control Revenue
 PFA     Public Finance Authority
 RAA     Radian Asset Assurance Inc.
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end

 (2) Open Futures Contracts at May 31, 2005 were as follows:
 ($ 000s)
                                                       Contract    Unrealized
                                          Expiration     Value     Gain (Loss)
 Short, 15 U.S. Treasury ten year notes
 contracts, $28 par of 5.00% New York
 City bonds pledged as initial margin       9/05       $(1,699)     $ (9)

 Net payments (receipts) of variation
 margin to date                                                       2

 Variation margin receivable (payable)
 on open futures contracts                                          $ (7)



 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price New York Tax-Free Bond Fund
Unaudited                                                         May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal, New York state, and New York City income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New York municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2005, the cost of investments for federal income tax purposes was $228,793,000. Net unrealized gain aggregated $15,748,000 at period-end, of which $15,781,000 related to appreciated investments and $33,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.




 T. Rowe Price Maryland Tax-Free Bond Fund
                                                              May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                        $ Par           Value
 (Amounts in 000s)

 MARYLAND 93.6%
 Annapolis IDRB, Park Place Project, 5.35%, 7/1/34     2,350         2,382

 Anne Arundel County, GO
 5.00%, 3/1/07                                         3,300         3,422

 5.125%, 7/1/29                                        2,000         2,161

 6.30%, 8/1/16 (Prerefunded 8/1/05+)                   775           787

 6.30%, 8/1/19 (Prerefunded 8/1/05+)                   725           737

 6.30%, 8/1/20 (Prerefunded 8/1/05+)                   705           716

 6.30%, 8/1/21 (Prerefunded 8/1/05+)                   790           803

 6.30%, 8/1/22 (Prerefunded 8/1/05+)                   450           457

 6.30%, 8/1/24 (Prerefunded 8/1/05+)                   720           731

 Consolidated General Improvement, 5.00%, 3/1/16       6,355         7,081

 Water & Sewer, 5.00%, 3/1/16                          1,255         1,398

 Anne Arundel County
 Farmington Village, 6.25%, 6/1/25                     4,082         4,209

 National Business Park Project, 7.375%, 7/1/28
 (Prerefunded 7/1/10+)                                 6,500         7,878

 Anne Arundel County PCR, Baltimore Gas & Electric
Company, 6.00%, 4/1/24                                 1,425         1,475

 Baltimore City, GO
 Zero Coupon, 10/15/06 (FGIC Insured)                  3,100         2,896

 7.00%, 10/15/08 (MBIA Insured)                        5,190         5,857

 7.50%, 10/15/09 (FGIC Insured)                        2,635         3,109

 Consolidated Public Improvement
 Zero Coupon, 10/15/08 (FGIC Insured)                  1,785         1,477

 Zero Coupon, 10/15/09 (FGIC Insured)                  2,170         1,689

 Zero Coupon, 10/15/11 (FGIC Insured)                  3,525         2,422

 Muni Auction Rate (Currently 3.10%) (FSA Insured)     2,000         2,000

 7.00%, 10/15/07 (MBIA Insured)                        500           547

 Baltimore City
 COP, 5.25%, 4/1/06 (MBIA Insured)                     2,000         2,039

 Board of Ed. Administration, COP
 5.00%, 4/1/14 (MBIA Insured)                          3,635         3,940

 5.00%, 4/1/16 (MBIA Insured)                          3,825         4,144

 Parking
 5.25%, 7/1/21 (FGIC Insured)                          2,050         2,362

 6.00%, 7/1/14 (FGIC Insured)                          5,155         6,111

 6.00%, 7/1/15 (FGIC Insured)                          5,460         6,585

 6.00%, 7/1/16 (FGIC Insured)                          5,785         6,992

 6.00%, 7/1/17 (FGIC Insured)                          6,135         7,466

 6.00%, 7/1/18 (FGIC Insured)                          6,505         7,909

 Waste Water

 5.60%, 7/1/13 (MBIA Insured)                          7,100         8,147

 5.625%, 7/1/30 (Prerefunded 7/1/10+) (FSA Insured)    5,000         5,592

 Water
 5.00%, 7/1/21 (MBIA Insured)                          2,150         2,346

 5.00%, 7/1/24 (FGIC Insured)                          3,095         3,345

 5.125%, 7/1/42 (FGIC Insured)                         3,755         3,950

 5.60%, 7/1/13 (MBIA Insured)                          12,200        13,999

 5.65%, 7/1/20 (MBIA Insured)                          2,000         2,351

 5.80%, 7/1/15 (Prerefunded 7/1/12+) (FGIC Insured)    3,350         3,878

 6.00%, 7/1/15 (FGIC Insured)                          6,250         7,304

 6.00%, 7/1/16 (Prerefunded 7/1/10+)                   1,230         1,397

 6.00%, 7/1/19 (Prerefunded 7/1/10+) (FSA Insured)     650           738

 6.00%, 7/1/20 (Prerefunded 7/1/10+) (FSA Insured)     990           1,125

 6.00%, 7/1/21 (Prerefunded 7/1/10+) (FSA Insured)     1,650         1,874

 Baltimore City Port Fac. PCR, DuPont de Nemours
 6.50%, 10/1/11                                        10,900        11,672

 Baltimore County, GO, Pension
 5.125%, 8/1/14                                        4,300         4,607

 5.125%, 8/1/15                                        4,195         4,490

 Baltimore County, Quail Ridge Apartments
 Multi-Family Housing, VRDN (Currently 2.96%)          1,400         1,400

 Baltimore County Economic Dev., Maryvale Preparatory
 School, 6.50%, 5/1/11                                 600           582

 Baltimore County Mortgage, North Brooke Apartments
 Multi-Family Housing, 6.35%, 1/20/21
 (GNMA Guaranteed)                                    3,000         3,064

 Calvert County PCR, Baltimore Gas & Electric
 5.55%, 7/15/14                                        5,650         5,796

 Carroll County, GO
 5.625%, 10/1/20                                       1,900         2,021

 Commissioners Public Improvement
 5.50%, 12/1/16 (Prerefunded 12/1/09+)                 1,130         1,257

 5.50%, 12/1/18 (Prerefunded 12/1/09+)                 1,000         1,112

 5.50%, 12/1/19 (Prerefunded 12/1/09+)                 1,000         1,112

 Consolidated Public Improvement, 5.00%, 11/1/08       1,465         1,564

 Charles County, New Forest Apartments
 Multi-Family Housing, 6.10%, 11/1/28 (FHA Guaranteed) 5,000         5,190

 Damascus Gardens Dev. Corp.
 7.375%, 8/15/17 (Escrowed to Maturity)                3,065         3,755

 Frederick County, GO
 5.00%, 12/1/09                                        1,000         1,084

 5.00%, 12/1/10                                        2,855         3,134

 5.00%, 12/1/12                                        2,895         3,193

 5.00%, 8/1/17                                         11,730        13,054

 5.25%, 7/1/13                                         2,080         2,333

 5.25%, 7/1/16                                         2,000         2,279

 Public Fac.
 5.25%, 7/1/15                                         925           1,013

 5.25%, 12/1/20                                        1,990         2,219

 5.75%, 7/1/19                                         6,430         7,162


 Frederick County, Urbana Community Dev. Auth.
 5.95%, 7/1/30                                         2,900         2,952

 Gaithersburg Hosp. Fac., 6.50%, 9/1/12
 (Escrowed to Maturity) (FSA Insured)                  5,000         5,758

 Harford County, GO
 5.00%, 7/15/16                                        2,200         2,451

 5.00%, 7/15/17                                        2,200         2,439

 5.00%, 7/15/18                                        2,200         2,432

 5.00%, 7/15/19                                        2,115         2,325

 5.00%, 7/15/20                                        2,100         2,301

 5.00%, 7/15/21                                        2,100         2,292

 5.00%, 7/15/22                                        2,100         2,284

 5.00%, 7/15/23                                        1,370         1,488

 5.00%, 7/15/24                                        1,000         1,083

 5.00%, 7/15/25                                        1,000         1,079

 Harford County Economic Dev., Battelle Memorial
 Institute, 5.25%, 4/1/34                              8,125         8,637

 Howard County, GO
 COP, 8.15%, 2/15/20                                   455           644

 Consolidated Public Improvement, 5.00%, 8/15/17       250           275

 Hyattsville
 Univ. Town Center
 5.00%, 7/1/17                                         1,676         1,717

 5.60%, 7/1/24                                         1,750         1,784

 5.75%, 7/1/34                                         3,550         3,638

 Maryland, GO
 State & Local Fac.
 5.125%, 8/1/05                                        4,000         4,016

 5.25%, 3/1/06                                         3,830         3,901

 5.25%, 7/15/13 (Prerefunded 7/15/09+)                 8,900         9,755

 5.25%, 7/15/14 (Prerefunded 7/15/09+)                 10,045        11,011

 5.50%, 3/1/10                                         10,000        11,099

 Maryland
 State & Local Fac.
 5.25%, 7/15/13 (Prerefunded 7/15/08+)                 10,000        10,787

 5.75%, 8/1/15 (Prerefunded 8/1/10+) ++                20,590        23,372

 Maryland CDA
 Multi-Family Housing
 5.70%, 7/1/17 #                                       2,875         2,991

 5.85%, 7/1/27 #                                       7,000         7,278

 5.875%, 7/1/16                                        2,530         2,623

 6.20%, 7/1/23 #                                       3,885         4,105

 Single Family Housing
 4.80%, 4/1/13                                         1,050         1,094

 5.00%, 9/1/29 #                                       5,000         5,211

 5.25%, 9/1/19 #                                       545           564

 5.40%, 4/1/11                                         1,000         1,016

 5.50%, 9/1/22 #                                       4,230         4,429

 5.60%, 9/1/28 #                                       3,000         3,127

 5.80%, 9/1/32 #                                       2,220         2,274

 5.85%, 9/1/21 #                                       2,430         2,433

 5.875%, 9/1/25 #                                      5,000         5,166

 5.95%, 4/1/16                                         580           599

 5.95%, 9/1/29 #                                       3,900         3,922

 Maryland DOT
 5.00%, 12/15/06                                       2,020         2,087

 5.50%, 2/1/17                                         75            88

 Maryland Economic Dev. Corp.
 Anne Arundel County Golf Course, 8.25%, 6/1/28        4,050         3,982

 Associated Jewish Charities, 5.67%, 7/15/29           16,645        18,402

 Aviation Administration
 5.375%, 6/1/20 #                                      5,040         5,491

 5.375%, 6/1/21 (FSA Insured) #                        5,000         5,434

 5.375%, 6/1/22 (FSA Insured) #                        5,000         5,420

 5.50%, 6/1/13 (FSA Insured) #                         1,150         1,291

 Chesapeake Bay Hyatt
 7.625%, 12/1/22                                       2,000         2,123

 7.73%, 12/1/27                                        2,000         2,113

 Morgan State Univ. Student Housing
 6.00%, 7/1/22                                         2,250         2,441

 6.00%, 7/1/34                                         9,580         10,274

 Univ. Village at Sheppard Pratt, 6.00%, 7/1/33
 (ACA Insured)                                         4,000         4,358

 Waste Management, 2.30%, 4/1/16 (Tender 4/1/06) #     5,700         5,626

 Maryland Energy Fin. Administration
 Baltimore Wastewater
 6.30%, 12/1/10 #                                      6,145         6,488

 6.45%, 12/1/16 #                                      2,600         2,731

 Maryland HHEFA
 6.625%, 7/1/08 (Escrowed to Maturity)                 1,150         1,211

 Adventist Healthcare
 5.75%, 1/1/15                                         700           778

 5.75%, 1/1/25                                         4,350         4,695

 Anne Arundel Health System
 Muni Auction Rate (Currently 3.05%) (FSA Insured)     2,500         2,500

 Board of Child Care
 5.375%, 7/1/32                                        1,475         1,563

 5.625%, 7/1/20                                        1,000         1,099

 5.625%, 7/1/22                                        500           543

 Bradford Oaks Nursing & Rehabilitation Center
 6.375%, 1/1/19                                        1,500         1,526

 6.375%, 1/1/27                                        2,740         2,774

 Calvert Memorial Hosp.
 5.50%, 7/1/36                                         4,200         4,463

 5.50%, 7/1/39                                         1,200         1,273

 Carroll Hosp. Center
 5.80%, 7/1/32                                         5,055         5,372

 6.00%, 7/1/16                                         670           741

 6.00%, 7/1/17                                         300           331

 6.00%, 7/1/21                                         1,100         1,204

 6.00%, 7/1/26                                         4,740         5,131

 6.00%, 7/1/37                                         14,750        15,867

 Catholic Health, 6.00%, 12/1/20 (Escrowed to Maturity)2,565         2,912

 Catholic Health Initiatives
 6.00%, 12/1/20                                        835           930

 6.00%, 12/1/24 (Escrowed to Maturity)                 1,000         1,135

 Civista Medical Center, 5.00%, 7/1/37 (RAA Insured)   4,670         4,859

 Collington Episcopal Lifecare
 6.75%, 4/1/20                                         990           856

 6.75%, 4/1/23                                         5,800         4,941

 Doctor's Community Hosp.
 5.50%, 7/1/24                                         9,965         9,970

 5.75%, 7/1/13                                         3,490         3,495

 Frederick Memorial Hosp.
 5.00%, 7/1/23 (FGIC Insured)                          4,000         4,005

 5.125%, 7/1/35                                        3,940         4,080

 General German Aged People's Home, 6.00%, 1/1/10      455           462

 Good Samaritan Hosp.
 5.60%, 7/1/06 (Escrowed to Maturity)                  1,545         1,590

 5.60%, 7/1/07 (Escrowed to Maturity)                  1,875         1,978

 5.75%, 7/1/13 (Escrowed to Maturity)
 (AMBAC Insured)                                       4,000         4,554

 Goucher College
 5.00%, 7/1/16                                         540           583

 5.125%, 7/1/34                                        6,200         6,465

 Helix Health
 5.00%, 7/1/27 (Escrowed to Maturity)
 (AMBAC Insured)                                       7,985         8,837

 5.125%, 7/1/10 (Escrowed to Maturity)
 (AMBAC Insured)                                       2,485         2,721

 Howard County General, 5.50%, 7/1/21
 (Escrowed to Maturity)                                5,000         5,280

 Johns Hopkins Hosp.
 Zero Coupon, 7/1/19                                   9,460         4,917

 5.00%, 8/1/06                                         2,000         2,046

 5.50%, 5/15/38                                        10,590        11,617

 Johns Hopkins Hosp. Medical Institute Parking Fac.
 5.375%, 7/1/20 (AMBAC Insured)                        5,550         5,794

 5.50%, 7/1/26 (AMBAC Insured)                         3,220         3,358

 Johns Hopkins Medical Institution Parking Fac.
 5.00%, 7/1/38 (AMBAC Insured)                         5,900         6,264

 Johns Hopkins Univ.

 5.00%, 7/1/38                                         11,325        11,951

 5.00%, 7/1/41                                         565           585

 5.125%, 7/1/20                                        6,660         7,091

 5.25%, 7/1/15                                         1,500         1,623

 5.25%, 7/1/16                                         9,615         10,387

 5.25%, 7/1/17                                         3,100         3,349

 6.00%, 7/1/07                                         1,065         1,133

 6.00%, 7/1/39 (Prerefunded 7/1/09+)                   19,150        21,511

 Kaiser Permanente, 5.375%, 7/1/15                     2,365         2,527

 Kennedy Krieger Institute, 5.50%, 7/1/33              6,000         6,262

 Lifebridge Health, 5.25%, 7/1/20                      625           673

 Loyola College, 5.375%, 10/1/26 (MBIA Insured)        6,570         6,870

 Maryland Institute College of Art
 5.50%, 6/1/32                                         5,550         5,857

 5.625%, 6/1/36                                        3,570         3,787

 Mercy Medical Center
 5.625%, 7/1/31                                        22,185        23,193

 5.75%, 7/1/26 (FSA Insured)                           1,500         1,568

 6.50%, 7/1/13                                         2,155         2,514

 Mercy Ridge Retirement Community
 5.00%, 4/1/08                                         3,700         3,763

 6.00%, 4/1/28                                         1,675         1,777

 6.00%, 4/1/35                                         3,660         3,865

 Sheppard & Enoch Pratt Foundation
 Muni Auction Rate (Currently 3.00%) (RAA Insured)     5,530         5,530

 5.25%, 7/1/35                                         10,000        10,431

 Stella Maris Operating Corp., VRDN (Currently 2.99%)  5,145         5,145

 Suburban Hosp.
 5.00%, 7/1/05                                         750           752

 5.00%, 7/1/07                                         2,400         2,488

 Univ. of Maryland Medical System
 5.00%, 7/1/12                                         500           532

 5.25%, 7/1/34                                         2,055         2,135

 6.00%, 7/1/22                                         3,000         3,318

 6.00%, 7/1/32                                         7,960         8,743

 6.50%, 7/1/26                                         1,700         1,902

 6.50%, 7/1/31                                         4,420         4,936

 6.625%, 7/1/20                                        6,165         6,917

 6.75%, 7/1/30                                         15,535        17,517

 7.00%, 7/1/22 (FGIC Insured)                          2,090         2,792

 Upper Chesapeake Health
 5.125%, 1/1/38 (FSA Insured)                          2,000         2,091

 5.375%, 1/1/28 (FSA Insured)                          2,250         2,379

 Maryland Ind. Dev. Fin. Auth.
 American Center for Physics, 5.00%, 12/15/12          2,000         2,178

 Bon Secours Health System, 5.929%, 8/26/2
 (FSA Insured)                                         15,000        18,033

 National Aquarium in Baltimore, 5.50%, 11/1/17        1,430         1,586

 Trinity Health Corp.
 Muni Auction Rate (Currently 3.01%)                   3,000         3,000

 5.60%, 12/1/09                                        2,780         3,044

 Maryland National Capital Park & Planning Commission
 GO, Prince Georges County
 Muni Auction Rate (Currently 2.85%)                   1,385         1,385

 Maryland Stadium Auth., 5.875%, 12/15/11
 (AMBAC Insured)                                       2,025         2,071

 Maryland Transportation Auth.
 5.25%, 3/1/21 (AMBAC Insured)                         4,735         5,195

 6.80%, 7/1/16 (Escrowed to Maturity)                  20,875        24,555

 Baltimore-Washington Int'l. Airport
 5.25%, 3/1/11 (AMBAC Insured) #                       6,475         7,058

 5.25%, 3/1/13 (AMBAC Insured) #                       7,180         7,862

 5.25%, 3/1/14 (AMBAC Insured) #                       6,375         6,943

 5.25%, 3/1/27 (AMBAC Insured) #                       10,000        10,675

 5.50%, 3/1/16 (AMBAC Insured) #                       8,540         9,398

 Baltimore-Washington Int'l Airport Parking
 5.25%, 3/1/20 (AMBAC Insured)                         4,500         4,937

 5.50%, 3/1/19 (AMBAC Insured) #                       8,170         8,930

 Capital Appreciation
 Zero Coupon, 7/1/07 (FGIC Insured)                    8,500         7,997

 Zero Coupon, 7/1/08                                   2,000         1,821

 Zero Coupon, 7/1/09 (FGIC Insured)                    10,410        9,149

 Maryland Water Quality Fin. Admin.
 Zero Coupon, 9/1/07                                   1,125         1,053

 6.00%, 9/1/15                                         1,600         1,604

 Montgomery County, GO
 5.00%, 2/1/19                                         5,000         5,442

 5.00%, 2/1/21                                         1,185         1,285

 5.25%, 10/1/19                                        5,710         6,315

 Consolidated Public Improvement
 5.375%, 5/1/16 (Prerefunded 5/1/07+)                  4,000         4,262

 5.50%, 1/1/14 (Prerefunded 1/1/10+)                   5,795         6,456

 6.00%, 1/1/20 (Prerefunded 1/1/10+)                   6,500         7,380

 Montgomery County
 6.125%, 10/1/22 (Prerefunded 10/1/06+)                2,260         2,398

 Consolidated Public Improvement
 5.375%, 5/1/09 (Prerefunded 5/1/07+)                  2,850         3,037

 5.375%, 5/1/10 (Prerefunded 5/1/07+)                  2,700         2,877

 5.50%, 4/1/14 (Prerefunded 4/1/06+)                   2,500         2,604

 Montgomery County Econ. Dev., George Meany Center for
 Labor Studies, VRDN (Currently 2.96%)                 2,600         2,600

 Montgomery County Economic Dev.
 Trinity Health Corp.
 5.25%, 12/1/31                                        2,275         2,383

 5.50%, 12/1/16                                        3,450         3,775


 Montgomery County Housing Opportunities Commission
 Metropolitan Project, 6.25%, 7/1/25                   5,500         5,617

 Multi-Family Housing, 6.10%, 7/1/30                   4,620         4,861

 Montgomery County PCR, Potomac Electric Power
 5.375%, 2/15/24                                       4,110         4,147

 Morgan State Univ., 6.05%, 7/1/15 (MBIA Insured)      1,100         1,293

 Northeast Maryland Waste Disposal Auth.
 Montgomery County Resources Fac.
 5.50%, 4/1/12 (AMBAC Insured) #                       3,000         3,328

 5.50%, 4/1/15 (AMBAC Insured) #                       5,000         5,502

 5.50%, 4/1/16 (AMBAC Insured) #                       16,000        17,565

 5.90%, 7/1/05 #                                       1,010         1,012

 6.00%, 7/1/06 #                                       1,115         1,143

 6.00%, 7/1/07 #                                       1,050         1,097

 6.00%, 7/1/08 #                                       10,000        10,649

 Northeast Maryland Waste Disposal Auth., IDRB
 Waste Management
 4.75%, 1/1/12 #                                       1,620         1,654

 5.00%, 1/1/12 #                                       6,545         6,753

 Prince Georges County, GO
 5.25%, 12/1/19 (FGIC Insured)                         2,720         3,030

 Public Improvement, 5.50%, 5/15/11 (FSA Insured)      500           563

 Prince Georges County Hosp., Dimensions Health Corp.
 5.375%, 7/1/14                                        2,685         2,436

 Prince Georges County Housing Auth.
 Single Family Housing
 6.15%, 8/1/19 #                                       60            63

 6.20%, 2/1/32 #                                       70            74

 Prince Georges County PCR
 Potomac Electric Power
 5.75%, 3/15/10                                        8,150         9,076

 6.375%, 1/15/23                                       7,175         7,366

 Queen Annes County, GO
 Public Fac.
 5.00%, 11/15/16                                       1,865         2,084

 5.00%, 11/15/17 (MBIA Insured)                        1,810         2,013

 5.00%, 11/15/18 (MBIA Insured)                        410           454

 5.00%, 11/15/19 (MBIA Insured)                        1,220         1,344

 School & Public Fac., 5.25%, 1/15/15 (FGIC Insured)   2,040         2,250

 St. Mary's County, GO
 5.50%, 10/1/13 (Prerefunded 10/1/09+)                 1,680         1,863

 6.00%, 10/1/15 (Prerefunded 10/1/09+)                 1,875         2,117

 6.00%, 10/1/16 (Prerefunded 10/1/09+)                 1,980         2,235

 6.00%, 10/1/17 (Prerefunded 10/1/09+)                 1,095         1,236

 6.00%, 10/1/18 (Prerefunded 10/1/09+)                 2,115         2,388

 6.00%, 10/1/19 (Prerefunded 10/1/09+)                 2,345         2,647

 Univ. of Maryland

 Auxiliary Fac. & Tuition
 5.00%, 4/1/09                                         4,220         4,536

 5.00%, 4/1/19                                         8,190         8,933

 5.00%, 4/1/20                                         5,330         5,656

 5.00%, 4/1/21 (MBIA Insured)                          13,620        14,715

 5.125%, 4/1/21                                        3,850         4,135

 5.25%, 10/1/12 (Prerefunded 4/1/10+)                  3,005         3,300

 5.25%, 10/1/13                                        4,770         5,238

 5.375%, 10/1/16                                       3,960         4,371

 5.75%, 4/1/17 (Prerefunded 4/1/06+)                   4,400         4,549

 5.75%, 10/1/20                                        6,555         7,345

 Washington County, GO, Public Improvement
 5.00%, 1/1/23 (FSA Insured)                           200           216

 Washington Suburban Sanitary Dist., GO
 5.00%, 6/1/16                                         2,315         2,591

 5.00%, 6/1/18                                         8,135         9,020

 5.00%, 6/1/25                                         520           564

 5.25%, 6/1/18                                         1,060         1,167

 5.25%, 6/1/19                                         1,120         1,233

 Westminster, Carroll Lutheran Village, 6.25%, 5/1/34  4,000         4,258

 Worcester County, GO
 5.00%, 3/1/12                                         2,475         2,744

 5.00%, 3/1/13                                         2,290         2,554

 5.00%, 3/1/14                                         3,030         3,395

 5.00%, 3/1/15                                         1,180         1,321

 Total Maryland (Cost $1,145,040)                                    1,227,225

 DISTRICT OF COLUMBIA 0.6%
 Washington Metropolitan D.C. Area Transit Auth.
 5.00%, 7/1/12 (MBIA Insured)                          7,000         7,760

 Total District of Columbia (Cost $7,641)                            7,760

 PUERTO RICO 4.0%
 Children's Trust Fund, Tobacco Settlement
 6.00%, 7/1/26 (Prerefunded 7/1/10+)                   2,500         2,827

 Puerto Rico, GO, Public Improvement
 6.25%, 7/1/12 (MBIA Insured)                          1,750         2,076

 Puerto Rico Commonwealth, GO, 5.50%, 7/1/14
 (FGIC Insured)                                        4,000         4,638

 Puerto Rico Commonwealth, 5.375%, 7/1/21
 (Prerefunded 7/1/07+) (MBIA Insured)                  3,000         3,195

 Puerto Rico Electric Power Auth., 5.00%, 7/1/21
 (FGIC Insured)                                        5,000         5,481

 Puerto Rico Highway & Transportation Auth.
 5.00%, 7/1/19 (FGIC Insured)                          1,615         1,767

 5.50%, 7/1/15 (FSA Insured)                           5,000         5,825

 5.50%, 7/1/18                                         2,000         2,076

 5.875%, 7/1/21 (MBIA Insured)                         3,020         3,399

 Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20        4,235         4,528

 Puerto Rico Infrastructure Fin. Auth.
 5.375%, 10/1/24 (Escrowed to Maturity)                5,000         5,512

 Puerto Rico Municipal Fin. Agency, GO
 5.50%, 8/1/07 (FSA Insured)                           2,000         2,113

 6.00%, 7/1/12 (FSA Insured)                           5,000         5,860

 Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24 2,750         3,039

 Total Puerto Rico (Cost $47,730)                                    52,336

 U. S. VIRGIN ISLANDS 0.2% Virgin Islands
 PFA Hovensa Refinery, 5.875%, 7/1/22 #                2,000         2,164

 6.125%, 7/1/22 #                                      1,000         1,099

 Total U. S. Virgin Islands (Cost $3,000)                            3,263

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (81)

 Total Futures Contracts                                             (81)

 Total Investments in Securities
 98.4% of Net Assets (Cost $1,203,411)                 $             1,290,503


 (1)     Denominated in U.S. dollars unless otherwise noted
 #       Interest subject to alternative minimum tax
 ++      All or a portion of this security is pledged to
         cover margin requirements on futures contracts at May 31, 2005.
 +       Used in determining portfolio maturity
 ACA     American Capital Access Financial Guaranty Corp.
 AMBAC   AMBAC Assurance Corp.
 CDA     Community Development Administration
 COP     Certificates of Participation
 DOT     Department of Transportation
 FGIC    Financial Guaranty Insurance Company
 FHA     Federal Housing Authority
 FSA     Financial Security Assurance Inc.
 GNMA    Government National Mortgage Association
 GO      General Obligation
 HHEFA   Health & Higher Educational Facility Authority
 IDRB    Industrial Development Revenue Bond
 MBIA    MBIA Insurance Corp.
 PCR     Pollution Control Revenue
 PFA     Public Finance Authority
 RAA     Radian Asset Assurance Inc.
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end


 (2) Open Futures Contracts at May 31, 2005 were as follows:
 ($ 000s)
                                                     Contract    Unrealized
                                         Expiration   Value      Gain (Loss)
 Short, 185 U.S. Treasury ten year
 contracts, $150 par of 5.75% Maryland
 State & Local Fac. Bonds pledged
 as initial margin                         9/05      $ (20,955)   $ (104)

 Net payments (receipts) of variation
 margin to date                                                     23

 Variation margin receivable (payable)
 on open futures contracts                                        $ (81)



 The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Maryland Tax-Free Bond Fund
Unaudited                                                         May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2005, the cost of investments for federal income tax purposes was $1,201,835,000. Net unrealized gain aggregated $88,645,000 at period-end, of which $90,066,000 related to appreciated investments and $1,421,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.




 T. Rowe Price Virginia Tax-Free Bond Fund
 (Unaudited)                                                  May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 VIRGINIA 87.3%
 Abingdon IDA, Johnston Memorial Hosp., 5.25%, 7/1/16  1,500         1,575

 Albemarle County IDA
 Martha Jefferson Hosp.
 5.25%, 10/1/17                                        2,430         2,617

 5.25%, 10/1/35                                        1,000         1,037

 Alexandria, GO
 Consolidated Public Improvement
 5.50%, 6/15/19 (Prerefunded 6/15/10+)                 2,230         2,500

 5.75%, 6/15/20 (Prerefunded 6/15/10+)                 2,980         3,375

 Alexandria IDA
 Episcopal High School
 4.50%, 1/1/35                                         1,250         1,253

 5.00%, 1/1/29                                         3,690         3,906

 5.00%, 1/1/33                                         4,600         4,846

 5.875%, 1/1/23                                        1,250         1,379

 6.00%, 1/1/17                                         1,060         1,174

 Amelia County IDA, Waste Management, 4.05%, 4/1/27
 (Tender 4/1/08) #                                     2,000         1,995

 Arlington County, GO, Public Improvement
 5.00%, 2/1/21                                         1,415         1,507

 Arlington County IDA
 The Nature Conservancy
 5.40%, 7/1/17 (Prerefunded 7/1/07+)                   1,815         1,941

 5.45%, 7/1/27 (Prerefunded 7/1/07+)                   2,610         2,793

 Virginia Hosp. Center
 5.50%, 7/1/15                                         1,465         1,597

 5.50%, 7/1/16                                         4,555         4,943

 5.50%, 7/1/17                                         820           887

 5.50%, 7/1/18                                         1,000         1,072

 Waste Management, 5.25%, 1/1/10 (FSA Insured) #       1,655         1,760

 Bedford County IDA, Georgia-Pacific, 5.60%, 12/1/25 # 1,715         1,723

 Bristol
 5.25%, 7/15/26 (MBIA Insured)                         5,325         5,876

 5.75%, 7/15/13 (Escrowed to Maturity) (FSA Insured)   1,045         1,216

 Charles City County IDA, IDRB
 Waste Management
 4.875%, 2/1/09 #                                      3,350         3,460

 6.25%, 4/1/27 (Tender 4/1/12) #                       750           836

 Chesapeake Bay Bridge & Tunnel Dist., 5.50%, 7/1/25
 (MBIA Insured)                                        2,400         2,860

 Chesapeake Toll Road
 5.625%, 7/15/19                                       1,250         1,341

 5.625%, 7/15/32                                       1,500         1,581

 Fairfax, GO, 5.00%, 1/15/30                           2,000         2,139

 Fairfax County, COP, 6.10%, 4/15/32                   3,055         3,548

 Fairfax County Economic Dev. Auth.
 National Wildlife Federation, 5.25%, 9/1/17
 (MBIA Insured)                                        2,000         2,170

 Special Project Route 28 Transportation, 5.00%, 4/1/33
 (MBIA Insured)                                        2,000         2,117

 Vienna II Metrorail
 6.00%, 9/1/19                                         1,975         2,222

 6.00%, 9/1/20                                         2,090         2,347

 Fairfax County Water Auth.
 5.80%, 1/1/16 (Escrowed to Maturity)                  6,045         6,787

 6.00%, 4/1/15 (Prerefunded 4/1/10+)                   1,140         1,299

 6.00%, 4/1/22                                         8,725         9,340

 Fredericksburg IDA
 Medicorp Health System
 5.00%, 8/15/07                                        1,730         1,793

 5.00%, 8/15/09                                        1,000         1,060

 5.25%, 6/15/16 (AMBAC Insured)                        3,350         3,542

 Front Royal & Warren County IDA, 5.00%, 4/1/35
 (FSA Insured)                                         6,400         6,774

 Giles County IDA, PCR
 Celanese Americas
 5.95%, 12/1/25 #                                      1,610         1,612

 6.625%, 12/1/22 #                                     1,485         1,491

 Greater Richmond Convention Center
 6.125%, 6/15/29 (Prerefunded 6/15/10+)                4,585         5,257

 Hotel Tax, 5.00%, 6/15/30 (MBIA Insured)              4,000         4,246

 Halifax County IDA
 Halifax Regional Long-Term Care, 5.625%, 7/1/12       1,585         1,585

 Old Dominion Electric Cooperative, 5.625%, 6/1/28
 (AMBAC Insured) #                                     2,955         3,269

 Hampton IDA, Sentara Health System, 5.375%, 11/1/15   5,300         5,548

 Hanover County IDA, Bon Secours Health System
 6.50%, 8/15/10 (MBIA Insured)                         1,300         1,496

 Harrisonburg Redev. & Housing Auth., VRDN
 (Currently 3.03%)                                     1,000         1,000

 Henrico County Economic Dev. Auth.
 Bon Secours Health System, 5.60%, 11/15/30            4,300         4,560

 Henrico Jail, 6.125%, 11/1/19                         2,000         2,269

 Virginia United Methodist Homes, 6.70%, 6/1/27        2,000         2,110

 Henrico County IDA
 Bon Secours Health System
 6.00%, 8/15/16 (MBIA Insured)                         865           1,019

 6.25%, 8/15/20 (MBIA Insured)                         1,750         2,186

 Henrico Jail
 6.00%, 8/1/15 (Prerefunded 8/1/05+)                   2,415         2,427

 7.00%, 8/1/13 (Prerefunded 8/1/05+)                   1,485         1,525

 Henry County IDA, Virginia Memorial Hosp.
 6.00%, 1/1/27 (Prerefunded 1/1/07+)                   3,250         3,434

 Hopewell IDA, Smurfit Stone Container, 5.25%, 6/1/15  2,000         2,020

 Isle of Wight, GO, 5.00%, 7/1/23 (AMBAC Insured)      1,670         1,799

 Isle of Wight IDA, IDRB
 Int'l Paper
 6.10%, 5/1/27 #                                       2,000         2,065

 6.55%, 4/1/24 #                                       4,250         4,307

 James City & County IDA, Williamsburg Landing
 6.125%, 3/1/32                                        2,000         2,127

 Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/30 2,295         2,314

 Loudoun County, GO
 5.00%, 7/1/20                                         2,000         2,198

 5.25%, 5/1/21                                         370           405

 Public Improvement
 5.25%, 1/1/19 (Prerefunded 1/1/10+)                   1,650         1,820

 5.25%, 1/1/20 (Prerefunded 1/1/10+)                   2,650         2,923

 5.375%, 1/1/14 (Prerefunded 1/1/10+)                  1,650         1,828

 Loudoun County
 5.25%, 1/1/18 (Prerefunded 1/1/10+)                   2,525         2,785

 5.25%, 5/1/21 (Prerefunded 5/1/12+)                   1,755         1,969

 Public Improvement, 5.75%, 12/1/18
 (Prerefunded 12/1/09+)                                1,685         1,891

 Loudoun County IDA
 Falcons Landing Project, 6.00%, 8/1/24                2,750         2,874

 Howard Hughes Medical Institute
 VRDN (Currently 2.96%)                                2,050         2,050

 VRDN (Currently 3.05%)                                800           800

 Loudoun Hosp. Center, 6.10%, 6/1/32                   1,250         1,458

 Lynchburg, GO, Public Improvement, 5.00%, 2/1/09      1,360         1,458

 Montgomery County IDA
 5.00%, 3/1/17 (AMBAC Insured)                         1,040         1,139

 5.00%, 3/1/18 (AMBAC Insured)                         1,090         1,190

 5.00%, 3/1/20 (AMBAC Insured)                         1,205         1,306

 5.00%, 3/1/21 (AMBAC Insured)                         1,265         1,365

 Newport News, GO, 5.50%, 7/1/12
 (Prerefunded 7/1/05+) (MBIA Insured)                  2,000         2,044

 Norfolk Airport Auth.
 5.375%, 7/1/16 (FGIC Insured)                         1,675         1,842

 5.375%, 7/1/16 (FGIC Insured) #                       1,650         1,778

 5.375%, 7/1/17 (FGIC Insured) #                       1,600         1,724

 Norfolk IDA, Childrens Hosp. of the King's Daughters
 VRDN (Currently 2.96%)                                990           990

 Orange County IDA, 5.00%, 2/1/25 (AMBAC Insured)      1,750         1,866

 Peninsula Airport Commission, GO
 Newport News
 5.25%, 7/15/12 #                                      1,200         1,315

 5.375%, 7/15/15 #                                     1,080         1,176

 5.50%, 7/15/21 #                                      1,385         1,507

 Pocahontas Parkway Assoc.
 Zero Coupon, 8/15/09                                  1,000         691

 Zero Coupon, 8/15/18                                  1,550         573

 Portsmouth, GO, Public Improvement
 5.50%, 6/1/15 (FGIC Insured)                          965           1,028

 Portsmouth, Public Improvement, 5.50%, 6/1/15
 (Prerefunded 6/1/08+) (FGIC Insured)                  2,515         2,700

 Powhatan County Economic Dev. Auth., 5.25%, 7/15/25
 (AMBAC Insured)                                       1,525         1,664

 Prince William County IDA
 5.25%, 2/1/17                                         1,115         1,267

 Potomac Hosp., 5.50%, 10/1/20                         1,120         1,227

 Prince William County Park Auth., 5.875%, 10/15/19 ++ 4,135         4,504

 Prince William County Service Auth., Water & Sewer
 5.00%, 7/1/21                                         3,110         3,386

 Richmond, GO, 5.50%, 1/15/16 (FSA Insured)            5,000         5,558

 Richmond IDA, Virginia Historical Society, VRDN
 (Currently 2.97%)                                     2,005         2,005

 Richmond Metropolitan Auth., 5.25%, 7/15/22
 (FGIC Insured)                                        8,110         9,358

 Richmond Public Utilities
 5.00%, 1/15/27 (FSA Insured)                          2,000         2,140

 5.00%, 1/15/35 (FSA Insured)                          4,000         4,251

 Riverside Regional Jain Auth., 5.875%, 7/1/14
 (Prerefunded 7/1/05+) (MBIA Insured)                  4,000         4,090

 Roanoke, GO
 Public Improvement
 6.00%, 10/1/17 (Prerefunded 10/1/09+)                 500           569

 6.00%, 10/1/19 (Prerefunded 10/1/09+)                 4,810         5,470

 Roanoke IDA
 Carilion Health System
 5.50%, 7/1/20 (MBIA Insured)                          2,000         2,190

 5.50%, 7/1/21 (MBIA Insured)                          1,670         1,825

 5.75%, 7/1/13 (MBIA Insured)                          2,375         2,693

 6.125%, 7/1/17 (MBIA Insured)                         7,205         8,688

 VRDN (Currently 2.94%)                                800           800

 Spotsylvania County
 Water & Sewer
 5.00%, 6/1/21 (FSA Insured)                           2,220         2,417

 5.00%, 6/1/35 (FSA Insured)                           5,000         5,297

 Spotsylvania County IDA, School Fac., 5.00%, 8/1/28
 (AMBAC Insured)                                       2,500         2,649

 Staunton, GO
 6.25%, 2/1/25 (AMBAC Insured)                         1,000         1,205

 6.25%, 2/1/34 (AMBAC Insured)                         1,250         1,496

 Univ. of Virginia, 5.25%, 6/1/13                      3,880         4,229

 Virginia, GO, 5.00%, 6/1/10                           3,585         3,917

 Virginia Beach, Water & Sewer, 5.00%, 10/1/21         1,910         2,033

 Virginia Beach Dev. Auth.
 Sentara Health System
 5.25%, 11/1/14                                        500           529

 6.00%, 2/15/10 (AMBAC Insured)                        2,000         2,236

 Westminster-Canterbury Of Hampton Roads
 7.25%, 11/1/32                                        1,500         1,612

 Virginia College Building Auth.
 21st Century College, 5.25%, 2/1/18                   1,000         1,110

 Hampton Univ.
 5.00%, 4/1/19 (AMBAC Insured)                         2,220         2,435

 5.00%, 4/1/20 (AMBAC Insured)                         2,320         2,536

 5.00%, 4/4/25 (AMBAC Insured)                         1,550         1,670

 Washington & Lee Univ., 5.75%, 1/1/34                 5,000         6,302

 Virginia Education Loan Auth., Student Loan
 5.55%, 9/1/10 (Prerefunded 3/1/06+) #                 4,435         4,515

 Virginia HDA
 Multi-Family
 5.45%, 2/1/12 #                                       1,150         1,210

 5.50%, 2/1/13 #                                       1,175         1,228

 5.50%, 5/1/13 #                                       1,000         1,045

 5.60%, 11/1/18                                        5,160         5,403

 5.60%, 3/1/25 (MBIA Insured) #                        4,245         4,433

 5.75%, 4/1/15                                         980           1,043

 Single Family
 4.30%, 7/1/08 (MBIA Insured)                          2,735         2,819

 5.20%, 7/1/19 (MBIA Insured)                          1,845         1,861

 Virginia Polytechnic Institute & State Univ.
 5.40%, 6/1/11 (Prerefunded 6/1/06+)                   1,000         1,045

 5.50%, 6/1/20 (Prerefunded 6/1/06+)                   1,600         1,673

 Athletic Fac.
 5.125%, 6/1/22 (AMBAC Insured)                        2,205         2,426

 5.125%, 6/1/23 (AMBAC Insured)                        2,320         2,547

 Virginia Port Auth.
 5.00%, 7/1/19 #                                       4,415         4,698

 5.50%, 7/1/07 #                                       3,500         3,681

 5.50%, 7/1/11 #                                       2,270         2,341

 Virginia Public Building Auth., 5.50%, 8/1/15
 (Prerefunded 8/1/10+)                                 4,190         4,664

 Virginia Public School Auth., GO, 5.00%, 8/1/12       2,500         2,765

 Virginia Public School Auth., 6.50%, 8/1/16
 (Prerefunded 8/1/05+)                                 2,890         2,965

 Virginia Resources Auth.
 Clean Water Revolving Fund
 5.00%, 10/1/23                                        1,250         1,350

 5.625%, 10/1/22                                       1,450         1,608

 5.875%, 10/1/14                                       4,075         4,601

 Hopewell Wastewater, 5.75%, 10/1/21 #                 1,335         1,466

 Virginia Transportation Board
 5.70%, 5/15/19 (Prerefunded 5/15/09+)                 1,000         1,109

 Oak Grove Connector, 5.25%, 5/15/22                   1,485         1,551

 Route 58, 5.25%, 5/15/16 (Prerefunded 5/15/09+)       5,000         5,461

 Washington County IDA, 6.25%, 7/1/06
 (Prerefunded 7/1/05+)                                 875           892

 York County, Water & Sewer, 5.875%, 6/1/24            1,000         1,105

 York County IDA, Virginia Electric & Power
 5.50%, 7/1/09                                         1,500         1,563

 Total Virginia (Cost $368,524)                                      390,973

 DISTRICT OF COLUMBIA 6.2%
 Metropolitan Washington D.C. Airports Auth.
 5.00%, 10/1/34 (FSA Insured) #                        5,450         5,633

 5.25%, 10/1/12 #                                      4,220         4,473

 5.25%, 10/1/32 (FGIC Insured)                         1,565         1,684

 5.25%, 10/1/32 (FGIC Insured) #                       2,500         2,626

 5.50%, 10/1/27 (MBIA Insured) #                       4,230         4,572

 5.75%, 10/1/19 (FGIC Insured) #                       4,040         4,501

 Washington Metropolitan D.C. Area Transit Auth.
 5.00%, 7/1/12 (MBIA Insured)                          4,000         4,434

 Total District of Columbia (Cost $26,800)                           27,923

 PUERTO RICO 4.5%
 Puerto Rico Electric Power Auth.
 5.00%, 7/1/06                                         1,000         1,021

 5.00%, 7/1/08                                         1,000         1,053

 5.00%, 7/1/20 (FSA Insured)                           5,000         5,498

 Puerto Rico Highway & Transportation Auth.
 5.00%, 7/1/33 (MBIA Insured)                          3,000         3,180

 5.50%, 7/1/15 (FSA Insured)                           2,000         2,330

 5.50%, 7/1/18                                         1,000         1,038

 6.00%, 7/1/31 (Prerefunded 7/1/10+)                   1,000         1,139

 6.25%, 7/1/14                                         110           131

 6.25%, 7/1/14 (Escrowed to Maturity)                  1,390         1,688

 6.50%, 7/1/27 (Prerefunded 7/1/10+)                   2,470         2,872

 Total Puerto Rico (Cost $18,427)                                    19,950

 U. S. VIRGIN ISLANDS 0.2%
 Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 #1,000         1,099

 Total U. S. Virgin Islands (Cost $1,000)                            1,099

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (57)

 Total Futures Contracts                                             (57)

 Total Investments in Securities
 98.2% of Net Assets (Cost $414,751)                   $             439,888


 (1)   Denominated in U.S. dollars unless otherwise noted
 #     Interest subject to alternative minimum tax
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2005.
 +     Used in determining portfolio maturity
 AMBAC AMBAC Assurance Corp.
 COP   Certificates of Participation
 FGIC  Financial Guaranty Insurance Company
 FSA   Financial Security Assurance Inc.
 GO    General Obligation
 HDA   Housing Development Authority
 IDA   Industrial Development Authority/Agency
 IDRB  Industrial Development Revenue Bond
 MBIA  MBIA Insurance Corp.
 PCR   Pollution Control Revenue
 PFA   Public Finance Authority
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end

 (2) Open Futures Contracts at May 31, 2005 were as follows:
 ($ 000s)
                                                       Contract     Unrealized
                                         Expiration    Value        Gain(Loss)

 Short, 130 U.S. Treasury ten year notes
 contracts, $125 par of 5.875% Prince
 William Park Auth. bonds pledged
 as initial margin                         9/05      $ (14,725)       $ (73)

 Net payments (receipts) of variation
 margin to date                                                         16

 Variation margin receivable (payable)
 on open futures contracts                                            $ (57)

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Virginia Tax-Free Bond Fund
Unaudited                                                         May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES
At May 31, 2005, the cost of investments for federal income tax purposes was $414,518,000. Net unrealized gain aggregated $25,354,000 at period-end, of which $25,610,000 related to appreciated investments and $256,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.



T. Rowe Price New Jersey Tax-Free Bond Fund
(Unaudited)                                                  May 31, 2005
PORTFOLIO OF INVESTMENTS (1)                         $ Par          Value
(Amounts in 000s)

 NEW JERSEY 90.0%
 Bordentown Sewage Auth., 5.50%, 12/1/25
 (FGIC Insured)                                        1,300         1,422

 Burlington County Bridge Commission, GO
 5.25%, 8/15/19                                        825           905

 Cape May PCR, Atlantic City Electric, 6.80%, 3/1/21
 (MBIA Insured)                                        1,520         2,011

 Cherry Hill Township, GO, 5.00%, 7/15/21
 (MBIA Insured)                                        1,000         1,084

 Egg Harbor Township School Dist., 5.00%, 7/15/16
 (FGIC Insured) (Prerefunded 7/15/11+)                 1,000         1,107

 Essex County, GO, Corrections Fac., 5.75%, 10/1/30
 (FGIC Insured) (Prerefunded 10/1/10+)                 1,500         1,692

 Essex County Improvement Auth., GO, 5.125%, 10/1/19
 (MBIA Insured)                                        1,500         1,644

 Gloucester County Improvement Auth., IDRB, Waste
 Management, 6.85%, 12/1/29 (Tender 12/1/09)           1,100         1,237

 Hopewell Valley Regional School Dist., GO
 5.00%, 8/15/15 (FGIC Insured)                         2,000         2,149

 Hudson County Improvement Auth., GO
 5.00%, 4/1/25 (AMBAC Insured)                         2,000         2,143

 Union City, 5.20%, 7/15/24 (FGIC Insured)             2,000         2,134

 Mercer County Public Improvement Auth., GO
 School Dist., 5.25%, 1/15/23 (FGIC Insured)           1,460         1,602

 Solid Waste, 5.75%, 9/15/16                           2,000         2,155

 Middlesex County Improvement Auth., GO
 5.25%, 9/15/20                                        1,500         1,664

 Golf Course Project, 5.25%, 6/1/20                    1,310         1,449

 Middlesex County Improvement Auth.
 North Brunswick Township, 5.00%, 10/1/12
 (FGIC Insured)                                        1,130         1,250

 Student Housing Urban Renewal
 5.00%, 8/15/18                                        250           262

 5.00%, 8/15/35                                        1,305         1,342

 Middlesex County PCR, Amerada Hess, 6.05%, 9/15/34    500           536

 Middlesex County Utilities Auth., VR, 8.634%, 8/15/10
 (MBIA Insured)                                        500           546

 Morris County, 5.25%, 11/15/20
 (Prerefunded 11/15/09+)                               725           792

 Morris-Union Jointure Commission, COP
 5.00%, 5/1/27 (RAA Insured)                           1,000         1,043

 New Brunswick Parking Auth., 5.00%, 9/1/34
 (MBIA Insured)                                        1,000         1,050

 New Jersey, GO
 5.50%, 5/1/17 (Prerefunded 5/1/10+)                   1,000         1,110

 7.05%, 7/15/12 (Prerefunded 7/15/05+) #               1,335         1,361

 New Jersey Building Auth., 5.375%, 6/15/19
 (Prerefunded 6/15/09+)                                3,000         3,267

 New Jersey Economic Dev. Auth.
 5.25%, 6/15/19 (AMBAC Insured)
 (Prerefunded 6/15/11+)  ++                            1,500         1,667

 American Water, 6.875%, 11/1/34 (FGIC Insured) #      1,000         1,023

 Cigarette Tax
 5.00%, 6/15/11 (FGIC Insured)                         1,000         1,090

 5.75%, 6/15/34                                        2,000         2,141

 Ed. Testing Service, 4.75%, 5/15/25 (MBIA Insured)    1,950         1,986

 Franciscan Oaks, 5.75%, 10/1/23                       375           377

 Harrogate
 5.50%, 12/1/06                                        400           408

 5.65%, 12/1/08                                        400           418

 5.75%, 12/1/16                                        500           516

 5.875%, 12/1/26                                       1,000         1,028

 Kapkowski Road Landfill
 Zero Coupon, 4/1/10 (Escrowed to Maturity)            1,025         872

 5.75%, 10/1/21                                        250           272

 Keswick Pines
 5.70%, 1/1/18                                         500           513

 5.75%, 1/1/24                                         850           869

 Lawrenceville School, 5.75%, 7/1/16 (Prerefunded
 7/1/06+)                                              2,000         2,100

 Lease Liberty State Park
 5.00%, 3/1/21 (MBIA Insured)                          2,285         2,462

 5.00%, 3/1/24                                         1,500         1,595

 Masonic Charity Foundation
 5.50%, 6/1/31                                         1,000         1,081

 6.00%, 6/1/25                                         1,000         1,125

 Motor Vehicle Surcharge
 Zero Coupon, 7/1/19 (MBIA Insured)                    1,000         550

 5.25%, 7/1/26 (MBIA Insured)                          1,000         1,166

 Presbyterian Homes at Montgomery, 6.375%, 11/1/31     800           828

 St. Barnabas Health Care System
 Zero Coupon, 7/1/16 (MBIA Insured)                    3,500         2,203

 The Evergreens
 6.00%, 10/1/17                                        1,055         1,089

 6.00%, 10/1/22                                        965           992

 The Seeing Eye, 6.20%, 12/1/24                        1,000         1,141

 Transportation Project, 6.00%, 5/1/16
 (FSA Insured) (Prerefunded 5/1/09+)                   1,000         1,110

 Winchester Gardens
 5.80%, 11/1/31                                        660           696

 8.625%, 11/1/25 (Prerefunded 11/1/06+)                500           548

 New Jersey Economic Dev. Auth., IDRB
 Continental Airlines, 7.00%, 11/15/30 #               1,000         909

 New Jersey EFA
 5.375%, 7/1/17 (FGIC Insured)                         1,330         1,478

 Capital Improvement, 5.00%, 9/1/19 (FSA Insured)      1,000         1,071

 Georgian Court College, 6.50%, 7/1/33                 500           570

 Monmouth Univ.
 5.25%, 7/1/09                                         480           507

 5.60%, 7/1/12                                         450           474

 Princeton Univ.
 VRDN (Currently 2.90%)                                1,200         1,200

 5.00%, 7/1/30                                         1,000         1,077

 Public Library Grant, 5.00%, 9/1/22 (AMBAC Insured)   1,000         1,064

 Ramapo College, 5.00%, 7/1/25 (AMBAC Insured)         600           635

 Rider Univ., 5.50%, 7/1/23 (RAA Insured)              1,000         1,099

 Rowan Univ.
 5.125%, 7/1/30 (FGIC Insured)                         1,000         1,067

 5.25%, 7/1/22 (FGIC Insured)                          1,175         1,282

 6.00%, 7/1/21 (AMBAC Insured) (Prerefunded 7/1/06+)   1,000         1,043

 Stevens Institute of Technology
 5.00%, 7/1/12                                         250           263

 5.375%, 7/1/11                                        585           623

 New Jersey Environmental Infrastructure Trust
 5.25%, 9/1/20                                         1,500         1,628

 New Jersey HFFA
 Atlantic City Medical Center, 5.75%, 7/1/25           2,000         2,173

 Hackensack Univ. Medical Center, 6.00%, 1/1/34        1,750         1,886

 Kennedy Health Systems, 5.50%, 7/1/21                 1,000         1,064

 Pascack Valley Hosp. Assoc., 6.50%, 7/1/23            750           749

 Robert Wood Johnson Univ. Hosp.
 VRDN (Currently 2.95%)                                1,950         1,950

 5.75%, 7/1/25                                         1,500         1,625

 Saint Clares Hosp., 5.25%, 7/1/14 (MBIA Insured)      2,000         2,245

 Somerset Medical Center, 5.50%, 7/1/33                2,000         2,058

 South Jersey Hosp., 5.875%, 7/1/21                    2,250         2,445

 St. Peters Univ. Hosp., 6.875%, 7/1/30                1,000         1,110

 Trinitas Hosp.
 6.00%, 7/1/14                                         750           785

 6.00%, 7/1/20                                         570           599

 New Jersey, Higher Ed. Student Assistance Auth.
 5.80%, 6/1/16 (MBIA Insured) #                        670           671

 6.00%, 6/1/15 (MBIA Insured) #                        1,365         1,365

 New Jersey Highway Auth., Garden State Parkway
 5.75%, 1/1/13 (Prerefunded 1/1/10+)                   2,000         2,249

 New Jersey Housing & Mortgage Fin. Agency
 Multi-Family Housing
 5.50%, 5/1/22 (FSA Insured) #                         450           474

 5.55%, 11/1/09 (FSA Insured)                          1,000         1,050

 5.70%, 5/1/20 (FSA Insured)                           455           481

 6.25%, 11/1/26 (FSA Insured)                          715           760

 New Jersey Transit Corp., 5.50%, 2/1/08
 (AMBAC Insured)                                       4,250         4,527

 New Jersey Transportation Trust Fund Auth.
 5.125%, 6/15/15 (Prerefunded 6/15/09+)                1,635         1,765

 6.00%, 12/15/19 (MBIA Insured) (Prerefunded
 12/15/11+)                                            1,250         1,452

 New Jersey Turnpike Auth.
 VRDN (Currently 2.95%)                                1,000         1,000

 5.00%, 1/1/27 (FGIC Insured)                          700           742

 5.50%, 1/1/25 (MBIA Insured)                          1,025         1,106

 5.75%, 1/1/10 (MBIA Insured)                          1,250         1,390

 North Hudson Sewage Auth.
 Zero Coupon, 8/1/20 (MBIA Insured)                    2,350         1,229

 5.25%, 8/1/18 (FGIC Insured)                          2,000         2,207

 Ocean County, GO
 5.35%, 12/1/17 (Prerefunded 12/1/09+)                 1,695         1,873

 General Improvement, 5.125%, 9/1/18                   1,590         1,726

 Port Auth. of New York & New Jersey
 VRDN (Currently 2.96%)                                2,000         2,000

 5.00%, 7/15/26 (FSA Insured) #                        1,905         2,010

 5.125%, 1/15/36 #                                     1,000         1,030

 5.875%, 9/15/15 (FGIC Insured) #                      1,000         1,046

 JFK Int'l. Air Terminal, VRDN (Currently 3.01%)
 (MBIA Insured) #                                      1,000         1,000

 Salem County Pollution Control Fin. Auth., Atlantic
 City Electric, VRDN (Currently 2.94%) (MBIA Insured)  500           500

 Salem County Pollution Control Fin. Auth. PCR
 Du Pont De Nemours & Co., 6.50%, 11/15/21 #           2,000         2,024

 PSEG Power, 5.75%, 4/1/31 #                           1,700         1,804

 South Brunswick Township Board of Ed.
 6.40%, 8/1/09 (FGIC Insured) (Prerefunded 8/1/05+)    1,250         1,257

 6.40%, 8/1/10 (FGIC Insured) (Prerefunded 8/1/05+)    1,500         1,509

 South Jersey Transportation Auth., IDRB, Raytheon Air
 6.15%, 1/1/22 #                                       660           680

 Tobacco Settlement Fin. Corp.
 5.75%, 6/1/32                                         480           485

 6.75%, 6/1/39                                         450           490

 7.00%, 6/1/41                                         150           166

 Union County PCR, Exxon Mobil, VRDN (Currently 2.77%) 400           400

 Univ. of Medicine & Dentistry, 5.00%, 12/1/31
 (AMBAC Insured)                                       1,000         1,054

 Wanaque Valley Regional Sewage Auth., GO
 5.75%, 9/1/18 (AMBAC Insured)                         3,115         3,640

 Winslow Township Board of Ed., 5.20%, 8/1/16
 (FGIC Insured) (Prerefunded 8/1/09+)                  2,010         2,180

 Total New Jersey (Cost $142,946)                                    152,844

 DELAWARE 1.6%
 Delaware River & Bay Auth.
 5.00%, 1/1/27 (MBIA Insured)                          1,500         1,614

 5.50%, 1/1/15 (AMBAC Insured) (Prerefunded 1/1/10+)   500           556

 5.50%, 1/1/16 (AMBAC Insured)                         500           556

 Total Delaware (Cost $2,566)                                        2,726

 PENNSYLVANIA 0.7%
 Delaware River Joint Toll Bridge Commission
 Pennsylvania Bridge, 5.00%, 7/1/28                    1,140         1,192

 Total Pennsylvania (Cost $1,119)                                    1,192

 PUERTO RICO 5.7%
 Children's Trust Fund, Tobacco Settlement
 6.00%, 7/1/26 (Prerefunded 7/1/10+)                   1,500         1,696

 Puerto Rico, 5.00%, 7/1/27 (Prerefunded 7/1/12+)      1,400         1,551

 Puerto Rico Electric Power Auth., 5.00%, 7/1/08       1,500         1,580

 Puerto Rico Highway & Transportation Auth.
 5.00%, 7/1/36                                         500           525

 5.50%, 7/1/18                                         500           519

 Puerto Rico Infrastructure Fin. Auth., 7.50%, 7/1/09  20            20

 Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24 1,000         1,105

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (MBIA Insured) (Tender 2/1/12)                        2,500         2,777

 Total Puerto Rico (Cost $9,123)                                     9,773

 TEXAS 0.9%
 Texas, GO, TRAN, 3.00%, 8/31/05                       1,500         1,501

 Total Texas (Cost $1,501)                                           1,501

 U. S. VIRGIN ISLANDS 0.5% Virgin Islands
 PFA Hovensa Refinery, 5.875%, 7/1/22 #                250           270

 6.125%, 7/1/22 #                                      500           550

 Total U. S. Virgin Islands (Cost $750)                              820

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (12)

 Total Futures Contracts                                             (12)

 Total Investments in Securities
 99.4% of Net Assets (Cost $158,005)                   $             168,844


 (1)       Denominated in U.S. dollars unless otherwise noted
 #         Interest subject to alternative minimum tax
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2005.
 +         Used in determining portfolio maturity
 AMBAC     AMBAC Assurance Corp.
 COP       Certificates of Participation
 EFA       Educational Facility Authority
 FGIC      Financial Guaranty Insurance Company
 FSA       Financial Security Assurance Inc.
 GO        General Obligation
 HFFA      Health Facility Financing Authority
 IDRB      Industrial Development Revenue Bond
 MBIA      MBIA Insurance Corp.
 PCR       Pollution Control Revenue
 PFA       Public Finance Authority
 RAA       Radian Asset Assurance Inc.
 TRAN      Tax Revenue Anticipation Note
 VR        Variable Rate;  rate shown is effective rate at period-end
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end

 (2) Open Futures Contracts at May 31, 2005 were as follows:
 ($ 000s)
                                                  Contract      Unrealized
                                   Expiration      Value        Gain (Loss)
 Short, 27 U.S. Treasury ten year
 contracts, $25 par of 5.25% New
 Jersey Economic Dev. Auth. Bonds
 pledged as initial margin            9/05       $ (3,058)       $ (15)

 Net payments (receipts) of
 variation margin to date                                          3

 Variation margin receivable
(payable) on open futures contracts                              $ (12)



 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price New Jersey Tax-Free Bond Fund
Unaudited                                                        May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and New Jersey state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New Jersey municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2005, the cost of investments for federal income tax purposes was $157,915,000. Net unrealized gain aggregated $10,926,000 at period-end, of which $11,013,000 related to appreciated investments and $87,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.





 T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
 Unaudited                                                    May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 MARYLAND 94.2%
 Anne Arundel County, GO
 5.00%, 3/1/07                                         525           545

 Consolidated General Improvement
 5.00%, 3/1/08                                         3,360         3,550

 5.00%, 4/1/09                                         1,595         1,714

 Baltimore City, GO, Consolidated Public Improvement
 Muni Auction Rate (Currently 3.10%) (FSA Insured)     2,000         2,000

 Baltimore City School Board, GO, 5.00%, 5/1/07        1,000         1,041

 Baltimore County, GO
 Metropolitan Dist. 66th Issue, 5.00%, 7/1/07          195           204

 Partnership Equipment Acquisition, 4.00%, 8/1/05      3,695         3,703

 Pension Funding, 5.00%, 8/1/09                        750           803

 Public Improvement, 5.00%, 6/1/07                     2,175         2,268

 Baltimore County Economic Dev., Maryvale Preparatory
 School, 6.50%, 5/1/08                                 520           518

 Calvert County, GO
 5.00%, 7/15/09                                        3,450         3,717

 5.375%, 1/1/07 (Prerefunded 1/1/06+)                  275           282

 5.50%, 1/1/09 (Prerefunded 1/1/06+)                   1,250         1,282

 Carroll County, GO, 5.00%, 11/1/06                    500           515

 Harford County, GO, Consolidated Public Improvement
 5.00%, 12/1/10                                        2,765         3,028

 Howard County, GO
 Consolidated Public Improvement
 5.00%, 2/15/06                                        700           711

 5.00%, 8/15/08                                        2,000         2,131

 Metropolitan Dist., 5.00%, 8/15/08                    1,075         1,146

 Public Improvement, 5.00%, 8/15/07                    750           785

 Maryland, GO
 State & Local Fac.
 5.00%, 2/1/06                                         3,655         3,709

 5.00%, 7/15/06                                        650           666

 5.00%, 8/1/06                                         590           605

 5.00%, 3/1/07                                         1,850         1,920

 5.00%, 8/1/09                                         2,075         2,242

 5.25%, 7/15/06                                        4,000         4,109

 5.50%, 3/1/10                                         1,000         1,110

 Capital Improvement, 5.25%, 3/1/06                    1,050         1,069

 Maryland DOT

 5.00%, 10/15/05 #                                     1,045         1,053

 5.00%, 10/15/07 #                                     465           485

 5.25%, 2/1/08                                         2,700         2,866

 Consolidated Transportation, 5.25%, 9/1/05            1,085         1,092

 Maryland Economic Dev. Corp.
 Associated Jewish Charities
 5.50%, 7/15/05                                        360           361

 5.50%, 7/15/06                                        380           390

 5.50%, 7/15/07                                        400           419

 Maryland Aviation Administration
 5.00%, 6/1/08 (FSA Insured)  #                        1,425         1,502

 5.00%, 6/1/09 (FSA Insured) #                         2,395         2,555

 Student Housing, Univ. Village at Sheppard Pratt
 4.40%, 7/1/05 (ACA Insured)                           250           250

 4.55%, 7/1/06                                         250           254

 Waste Management, 2.30%, 4/1/16 (Tender 4/1/06) #     2,500         2,468

 Maryland HHEFA
 Adventist Healthcare, 5.00%, 1/1/12                   1,440         1,517

 Board of Child Care
 4.00%, 7/1/07                                         500           509

 4.50%, 7/1/06                                         1,000         1,015

 5.00%, 7/1/05                                         1,010         1,012

 Calvert Memorial Hosp., 4.75%, 7/1/09                 275           289

 Carroll Hosp. Center, 4.40%, 7/1/09                   515           532

 Johns Hopkins Hosp.
 5.00%, 8/1/06                                         2,665         2,727

 5.00%, 5/15/08                                        1,640         1,728

 Johns Hopkins Univ.
 6.00%, 7/1/07                                         1,000         1,064

 6.00%, 7/1/39 (Prerefunded 7/1/09+)                   4,340         4,875

 TECP, 2.82%, 8/17/05                                  3,000         3,000

 Kennedy Krieger Institute, 6.00%, 7/1/05              430           431

 Lifebridge Health
 4.00%, 7/1/06                                         1,050         1,059

 5.00%, 7/1/09                                         2,445         2,600

 5.00%, 7/1/10                                         1,455         1,561

 5.00%, 7/1/11                                         500           540

 Memorial Hosp. at Easton, 5.00%, 7/1/05 (MBIA Insured)430           431

 Mercy Ridge Retirement Community, 5.00%, 4/1/08       2,000         2,034

 Sheppard & Enoch Pratt Foundation
 5.00%, 7/1/05                                         1,000         1,001

 5.00%, 7/1/06                                         1,300         1,326

 Stella Maris Operating Corp., VRDN (Currently 2.99%)  95            95

 Suburban Hosp., 5.00%, 7/1/09                         1,725         1,828


 Univ. of Maryland Medical System
 5.00%, 7/1/05                                         1,020         1,022

 5.00%, 7/1/09                                         1,020         1,080

 6.00%, 7/1/05                                         250           251

 Maryland Ind. Dev. Fin. Auth.
 Sheppard & Enoch Pratt Foundation, 4.25%, 12/31/11    1,455         1,476

 Trinity Health Corp., Muni Auction Rate
 (Currently 3.10%)                                     2,000         2,000

 Maryland National Capital Park & Planning Commission
 GO, Prince Georges County, 6.25%, 1/15/07             1,250         1,317

 Maryland Transportation Auth.
 5.00%, 7/1/06 (FSA Insured)                           1,000         1,024

 5.80%, 7/1/06                                         4,775         4,925

 BWI Parking, 5.25%, 3/1/09 (AMBAC Insured) #          2,840         3,038

 Montgomery County
 5.00%, 4/1/10                                         1,170         1,265

 Consolidated Public Improvement
 5.375%, 5/1/11 (Prerefunded 5/1/07+)                  500           533

 5.50%, 4/1/16 (Prerefunded 4/1/06+)                   3,000         3,125

 Montgomery County, GO
 5.00%, 10/1/05                                        2,000         2,015

 5.00%, 7/1/10                                         1,130         1,235

 Consolidated Public Improvement
 5.375%, 1/1/07                                        250           260

 5.375%, 5/1/13 (Prerefunded 5/1/07+)                  1,160         1,236

 5.50%, 4/1/13 (Prerefunded 4/1/06+)                   3,400         3,542

 5.70%, 7/1/05                                         965           967

 Montgomery County Economic Dev. Auth., George Meany
 Center for Labor Studies, VRDN (Currently 2.96%)      2,165         2,165

 Montgomery County Parking, Bethesda Parking Lot
 5.00%, 6/1/08 (FGIC Insured)                          1,100         1,168

 Northeast Maryland Waste Disposal Auth.
 Montgomery County Resources Fac.
 5.25%, 4/1/09 (AMBAC Insured) #                       4,850         5,184

 5.90%, 7/1/05 #                                       4,350         4,358

 6.00%, 7/1/06 #                                       4,170         4,274

 6.00%, 7/1/07 #                                       1,345         1,405

 6.00%, 7/1/08 #                                       1,100         1,172

 Northeast Maryland Waste Disposal Auth., IDRB
 Waste Management, 4.75%, 1/1/12 #                     15            15

 Ocean City, GO, 5.00%, 3/1/07 (MBIA Insured)          3,440         3,567

 Prince Georges County, GO
 5.00%, 12/1/06                                        1,500         1,549

 5.00%, 12/1/07                                        1,500         1,579

 Consolidated Public Improvement
 5.00%, 5/15/07 (FSA Insured)                          3,930         4,091

 5.00%, 10/1/07                                        500           525

 5.50%, 3/15/16 (Prerefunded 3/15/06+)
 (MBIA Insured)                                        535           552

 Prince Georges County
 Equipment Acquisition, COP
 4.00%, 9/1/07 (MBIA Insured)                          3,675         3,761

 4.50%, 6/15/05 (MBIA Insured)                         1,265         1,266

 Solid Waste Management
 5.00%, 6/15/06 (MBIA Insured)                         1,750         1,789

 5.00%, 6/15/10 (MBIA Insured)                         3,025         3,295

 Queen Annes County, GO, School & Public Fac.
 5.125%, 1/15/09 (FGIC Insured)                        1,530         1,644

 Univ. of Maryland, Auxilary Fac. Tuition
 5.00%, 4/1/06                                         2,500         2,546

 5.00%, 4/1/09                                         3,000         3,225

 Washington County, GO, Public Improvement
 5.00%, 1/1/06 (FSA Insured)                           3,025         3,065

 Washington Suburban Sanitary Dist., GO
 5.00%, 6/1/06                                         5,000         5,110

 5.00%, 6/1/07                                         885           923

 5.25%, 6/1/08                                         1,030         1,102

 Total Maryland (Cost $180,508)                                      179,883

 DISTRICT OF COLUMBIA 0.6%
 Washington Metropolitan Area Transit Auth.
 6.00%, 7/1/09                                        1,000         1,115

 Total District of Columbia (Cost $1,100)                            1,115

 PUERTO RICO 5.0%
 Children's Trust Fund, Tobacco Settlement
 4.90%, 7/1/05 (Escrowed to Maturity)                  585           586

 Puerto Rico Electric Power Auth.
 4.00%, 7/1/05                                         3,760         3,764

 5.00%, 7/1/06                                         3,000         3,062

 Puerto Rico Municipal Fin. Agency, GO
 5.50%, 8/1/07 (FSA Insured)                           2,000         2,113

 Total Puerto Rico (Cost $9,534)                                     9,525

 U. S. VIRGIN ISLANDS 1.4% Virgin Islands PFA
 5.00%, 10/1/06                                        500           512

 5.00%, 10/1/07                                        1,050         1,092

 5.00%, 10/1/08                                        1,000         1,052

 Total U. S. Virgin Islands (Cost $2,671)                            2,656


 Total Investments in Securities
 101.2% of Net Assets (Cost $193,813)                  $             193,179


 (1)     Denominated in U.S. dollars unless otherwise noted
 #       Interest subject to alternative minimum tax
 +       Used in determining portfolio maturity
 ACA     American Capital Access Financial Guaranty Corp.
 AMBAC   AMBAC Assurance Corp.
 COP     Certificates of Participation
 DOT     Department of Transportation
 FGIC    Financial Guaranty Insurance Company
 FSA     Financial Security Assurance Inc.
 GO      General Obligation
 HHEFA   Health & Higher Educational Facility Authority
 IDRB    Industrial Development Revenue Bond
 MBIA    MBIA Insurance Corp.
 PFA     Public Finance Authority
 TECP    Tax-Exempt Commercial Paper
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
Unaudited                                                        May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2005, the cost of investments for federal income tax purposes was $193,813,000. Net unrealized loss aggregated $634,000 at period-end, of which $437,000 related to appreciated investments and $1,071,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.




 T. Rowe Price Florida Intermediate Tax-Free Fund
 (Unaudited)                                                  May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 FLORIDA 94.3%
 Alachua County Health Fac. Auth., Shands Teaching
 Hosp. & Clinics, VRDN (Currently 2.99%)             $ 1,000       1,000

 Broward County
 5.00%, 12/1/06                                        1,800         1,849

 5.00%, 10/1/15 (AMBAC Insured)                        1,425         1,569

 Broward County, GO
 5.00%, 1/1/25                                         1,000         1,074

 5.25%, 1/1/15                                         2,000         2,196

 5.25%, 1/1/18                                         2,000         2,191

 Broward County Airport, 5.25%, 10/1/10 (MBIA Insured) 2,000         2,129
#
 Collier County, Gas Tax, 5.25%, 6/1/14 (AMBAC Insured)500           560

 Coral Gables HFA
 Baptist Health
 4.00%, 8/15/05                                        250           250

 5.00%, 8/15/06                                        400           409

 Delray Beach, GO, Decade of Excellence, 5.00%, 2/1/13
 (FSA Insured)                                         1,000         1,107

 Duval County School Dist., GO, COP, 5.75%, 7/1/16
 (FSA Insured)                                         2,000         2,190

 Florida
 5.25%, 7/1/06 (FGIC Insured)                          1,550         1,590

 5.375%, 7/1/14 (FGIC Insured)                         2,000         2,218

 5.50%, 7/1/12 (Prerefunded 7/1/10+) (FGIC Insured)    2,500         2,800

 5.50%, 7/1/13 (FGIC Insured)                          1,000         1,111

 5.50%, 7/1/16 (FGIC Insured)                          1,000         1,109

 Florida Board of Ed., GO
 5.00%, 6/1/12 (FGIC Insured)                          1,250         1,373

 5.00%, 6/1/14                                         2,000         2,197

 5.125%, 6/1/13                                        2,500         2,708

 5.25%, 1/1/13                                         2,360         2,511

 5.25%, 1/1/14                                         1,170         1,245

 Florida Dept. of Environmental Protection
 5.00%, 7/1/12 (MBIA Insured)                          2,500         2,762

 5.25%, 7/1/14 (FGIC Insured)                          2,000         2,246

 Florida Dept. of Natural Resources
 Documentary Stamp Tax
 5.50%, 7/1/09 (FSA Insured)                           3,000         3,282

 5.75%, 7/1/07 (AMBAC Insured)                         1,000         1,058

 6.00%, 7/1/06 (MBIA Insured)                          1,850         1,912

 6.00%, 7/1/08 (AMBAC Insured)                         2,645         2,882

 Florida DOT, Florida Turnpike Revenue, 5.25%, 7/1/11
 (MBIA Insured)                                        1,950         2,088

 Florida HFC
 Multi-Family Housing
 5.80%, 2/1/08 (Prerefunded 8/1/06+)                   1,000         1,053

 5.80%, 8/1/08 (Prerefunded 8/1/06+)                   1,000         1,052

 Hillsborough County School Dist., 5.375%, 10/1/14
 (Prerefunded 10/1/11+) (AMBAC Insured)                1,500         1,682

 Jacksonville
 5.25%, 10/1/19 (MBIA Insured) #                       1,500         1,637

 5.375%, 10/1/17 (FGIC Insured)                        1,000         1,115

 Jacksonville Electric Auth.
 5.25%, 10/1/12 (Prerefunded 10/1/07+)                 1,930         2,049

 Johns River Power Park, 5.00%, 10/1/09 (AMBAC Insured)2,100         2,266

 Jacksonville HFA, Baptist Health, 5.00%, 8/15/11
 (MBIA Insured)                                        750           783

 Kissimmee Water & Sewer Systems, 5.50%, 10/1/11
 (Escrowed to Maturity) (FGIC Insured)                 1,500         1,653

 Lakeland Electric & Water, 6.55%, 10/1/07
 (FSA Insured)                                         1,095         1,183

 Lee County IDA, 5.80%, 11/1/11 (MBIA Insured) #       1,325         1,380

 Martin County, Utility Systems, 5.50%, 10/1/16
 (FGIC Insured)                                        1,260         1,412

 Miami-Dade County, GO, 5.25%, 11/1/16 (MBIA Insured)  660           726

 Miami-Dade County EFA, University of Miami
 5.00%, 4/1/18 (AMBAC Insured)                         1,750         1,902

 Orange County
 5.125%, 1/1/16 (FGIC Insured)                         2,580         2,826

 5.60%, 10/1/07 (Prerefunded 10/1/05+)                 500           515

 Orange County HFA, Nemours Foundation Project
 5.00%, 1/1/20                                         1,245         1,352

 Orange County School Board, VRDN (Currently 2.97%)
 (AMBAC Insured)                                       1,300         1,300

 Orlando-Orange County Expressway Auth.
 VRDN (Currently 2.95%) (AMBAC Insured)                2,000         2,000

 6.50%, 7/1/10 (FGIC Insured)                          1,000         1,155

 Osceola County, GO, 5.50%, 10/1/16 (FGIC Insured)     1,000         1,124

 Palm Beach County
 Criminal Justice Fac., 5.75%, 6/1/13 (FGIC Insured)   3,700         4,293

 Public Improvement, 5.00%, 8/1/07                     2,810         2,934

 Palm Beach County HFA, Bethesda Healthcare System
 VRDN (Currently 2.99%)                                700           700

 Pinellas County, 5.00%, 10/1/10 (FSA Insured)         1,910         2,085

 Polk County Transportation Improvement
 5.625%, 12/1/15 (Prerefunded 12/1/10+) (FSA Insured)  500           566

 Reedy Creek Improvement Dist.
 5.00%, 10/1/15 (AMBAC Insured)                        1,230         1,372

 5.125%, 10/1/14 (MBIA Insured)                        1,525         1,667

 Reedy Creek Improvement Dist., GO
 5.00%, 6/1/17 (AMBAC Insured)                         1,775         1,912

 5.00%, 6/1/21 (AMBAC Insured)                         2,080         2,259

 Saint Augustine, 5.00%, 10/1/24 (AMBAC Insured)       2,400         2,581

 Venice Health Care, Bon Secours Health System, 5.40%
 8/15/08 (MBIA Insured)                                1,290         1,350

 West Orange Healthcare Dist., 5.50%, 2/1/10           750           811

 Total Florida (Cost $99,657)                                        104,311

 PUERTO RICO 7.4%
 Puerto Rico, GO, Public Improvement, 5.50%, 7/1/18
 (FSA Insured)                                         2,000         2,369

 Puerto Rico Electric Power Auth., 5.25%, 7/1/14
 (MBIA Insured)                                        2,000         2,156

 Puerto Rico Ind., Tourist, Ed., Medical &
 Environmental Fac. Ascension Health
 6.375%, 11/15/15                                      750           857

 Puerto Rico Municipal Fin. Agency, GO, 5.875%, 8/1/14
 (FSA Insured)                                         1,500         1,673

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (Tender 2/1/12) (MBIA Insured)                        1,000         1,111

 Total Puerto Rico (Cost $7,704)                                     8,166

 Total Investments in Securities
 101.7% of Net Assets (Cost $107,361)                  $             112,477


 (1)   Denominated in U.S. dollars unless otherwise noted
 #     Interest subject to alternative minimum tax
 +     Used in determining portfolio maturity
 AMBAC AMBAC Assurance Corp.
 COP   Certificates of Participation
 DOT   Department of Transportation
 EFA   Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
 FSA   Financial Security Assurance Inc.
 GO    General Obligation
 HFA   Health Facility Authority
 HFC   Housing Finance Corp.
 IDA   Industrial Development Authority/Agency
 MBIA  MBIA Insurance Corp.
 VRDN  Variable-Rate Demand Note; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Florida Intermediate Tax-Free Fund
Unaudited                                                         May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Florida Intermediate Tax-Free Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide a high level of income exempt from federal income taxes, consistent with moderate price fluctuation, by investing primarily in Florida municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2005, the cost of investments for federal income tax purposes was $107,361,000. Net unrealized gain aggregated $5,116,000 at period-end, of which $5,205,000 related to appreciated investments and $89,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.





 T. Rowe Price Georgia Tax-Free Bond Fund
 Unaudited                                                    May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 GEORGIA 96.4%
 Albany-Dougherty County Hosp. Auth., Phoebe Putney
 Memorial Hosp., VRDN (Currently 3.00%)
 (AMBAC Insured)                                       2,300         2,300

 Americus & Sumter County Hosp. Auth., Magnolia Manor
 6.25%, 5/15/19                                        1,000         1,016

 Athens - Clarke County Residential Care Fac., Wesley
 Woods of Athens, 6.375%, 10/1/27                      600           535

 Athens - Clarke County Unified Gov't. Dev. Auth.
 Univ. of Georgia Athletic Assoc.
 VRDN (Currently 2.95%)                                275           275

 Atlanta & Fulton County Recreation Auth., GO
 5.75%, 12/1/18 (AMBAC Insured)                        1,500         1,692

 Atlanta Airport
 Zero Coupon, 1/1/10 (MBIA Insured) #                  1,355         1,060

 5.00%, 1/1/07 (FGIC Insured) #                        500           514

 5.00%, 1/1/14 (MBIA Insured)                          1,250         1,375

 5.00%, 1/1/30 (FSA Insured)                           1,500         1,583

 5.00%, 1/1/34 (FSA Insured)                           1,000         1,053

 5.50%, 1/1/26 (Prerefunded 1/1/10+) (FGIC Insured)    1,000         1,113

 5.60%, 1/1/30 (Prerefunded 1/1/10+) (FGIC Insured)    1,895         2,116

 6.25%, 1/1/14 (FGIC Insured) #                        1,000         1,118

 Atlanta Water & Sewer
 VRDN (Currently 2.95%) (FSA Insured)                  350           350

 Augusta Airport, 5.45%, 1/1/31 #                      900           924

 Augusta Water & Sewer
 5.00%, 10/1/27 (FSA Insured)                          1,000         1,055

 5.25%, 10/1/34 (FSA Insured)                          1,000         1,091

 5.25%, 10/1/39 (FSA Insured)                          1,500         1,625

 Chatham County Hosp. Auth.
 Memorial Univ. Medical Center
 5.75%, 1/1/29                                         1,000         1,084

 6.125%, 1/1/24                                        1,230         1,350

 Cherokee County Water & Sewer Auth.
  5.50%, 8/1/23 (MBIA Insured)                         1,000         1,184

 Clayton County Water Auth.
 5.00%, 5/1/20                                         1,000         1,090

 6.25%, 5/1/16 (Prerefunded 5/1/10+)                   1,000         1,152

 Cobb County Dev. Auth., Waste Management
 3.65%, 4/1/33 (Tender 4/1/06) #                       1,000         998

 Cobb County Hosp. Auth., Wellstar Health System
 5.25%, 4/1/23 (AMBAC Insured)                         1,000         1,100

 Cobb-Marietta Water Auth., 5.25%, 11/1/21             1,000         1,112

 Columbia County, GO, Courthouse/Detention Center
 5.625%, 2/1/20                                        1,250         1,346

 Columbia County Water & Sewer
 5.00%, 6/1/24 (FSA Insured)                           1,000         1,073

 6.25%, 6/1/18 (Prerefunded 6/1/10+) (FGIC Insured)    1,000         1,145

 Columbus Water & Sewer, 5.00%, 5/1/25 (MBIA Insured)  1,000         1,069

 Coweta County, Water & Sewer Auth.
 5.00%, 6/1/23 (AMBAC Insured)                         920           993

 Coweta County Residential Care Fac. for the Elderly
 Wesley Woods of Newnan-Peachtree City, 8.25%, 10/1/26 500           518

 Crisp County Dev. Auth., Int'l. Paper, 6.20%, 2/1/20 #1,000         1,080

 DeKalb County Hosp. Auth., DeKalb Regional Healthcare
 System, VRDN (Currently 3.01%)                        1,000         1,000

 DeKalb County Hosp. Auth., DeKalb Regional Healthcare
 System, 5.00%, 9/1/11 (FSA Insured)                   1,000         1,091

 DeKalb County Water & Sewer, 5.125%, 10/1/31          1,000         1,053

 DeKalb Private Hosp. Auth., Egleston Childrens Hosp.
 VRDN (Currently 2.96%)                                300           300

 Douglas County School Dist., GO, 5.00%, 4/1/20
 (FSA Insured)                                         1,000         1,091

 Fayette County Public Fac. Auth.
 6.00%, 6/1/30 (Prerefunded 6/1/10+)                   270           308

 6.25%, 6/1/20 (Prerefunded 6/1/10+)                   500           577

 Fayette County School Dist., GO, STEP
 0%, 3/1/25 (FSA Insured)                              750           603

 Forsyth County, GO, 6.00%, 3/1/16
 (Prerefunded 3/1/10+)                                 1,250         1,422

 Forsyth County School Dist., GO
 6.00%, 2/1/16 (Prerefunded 2/1/10+)                   1,250         1,430

 Forsyth County Water & Sewer Auth.
 5.00%, 4/1/21                                         1,060         1,124

 5.00%, 4/1/32                                         1,000         1,054

 6.25%, 4/1/20 (Prerefunded 4/1/10+)                   1,000         1,148

 Fulton County Dev. Auth., Georgia Tech Foundation
 5.00%, 11/1/21                                        1,000         1,061

 Fulton County Residential Care Fac. for the Elderly
 Canterbury Court
 6.125%, 2/15/26                                       750           767

 6.30%, 10/1/24 (Prerefunded 10/1/09+)                 500           569

 Fulton County Water & Sewer Auth.
 5.00%, 1/1/35 (FGIC Insured)                          1,000         1,058

 6.25%, 1/1/09 (FGIC Insured)                          1,000         1,108

 Gainesville Water & Sewer, 6.00%, 11/15/12
 (FGIC Insured)                                        1,000         1,154

 Georgia, GO, VRDN (Currently 3.00%)                   1,000         1,000

 Georgia Housing & Fin. Auth.
 Single Family Housing
 5.65%, 12/1/21 #                                      1,000         1,049

 5.75%, 12/1/31 #                                      870           908

 5.80%, 12/1/21 #                                      670           700

 5.80%, 12/1/26 #                                      370           389

 6.05%, 12/1/16 #                                      405           418

 Georgia Private Colleges & Univ. Auth.
 Emory Univ., 5.50%, 11/1/20                           500           551

 5.50%, 11/1/25                                        1,975         2,143

 5.50%, 11/1/33                                        1,500         1,647

 VRDN (Currently 2.90%)                                700           700

 Glynn County Water & Sewer, 5.00%, 4/1/23
 (AMBAC Insured)                                       1,000         1,077

 Griffin Combined Public Utility, 5.125%, 1/1/27
 (AMBAC Insured)                                       1,000         1,079

 Gwinnett County School Dist., GO, 5.00%, 2/1/07       500           518

 Gwinnett County Water & Sewer Auth.
 GO, 5.25%, 8/1/24                                     1,000         1,092

 Hall County, GO, 5.00%, 10/1/06 (FSA Insured)         1,000         1,028

 Hall County & Gainsville Hosp. Auth., Northeast
 Health System, 5.50%, 5/15/31                         1,500         1,565

 Henry County Hosp. Auth., GO, Henry Medical Center
 5.00%, 7/1/25 (MBIA Insured)                          1,000         1,073

 Henry County Water & Sewer Auth.
 5.00%, 2/1/07 (MBIA Insured)                          1,000         1,035

 5.125%, 2/1/20 (MBIA Insured)                         1,000         1,102

 5.625%, 2/1/30 (Prerefunded 2/1/10+) (FGIC Insured)   1,000         1,119

 Jackson County, Assoc. County Commoners Leasing
 Program, COP, 5.25%, 4/1/24 (XLCA Insured)            1,000         1,101

 Macon Water & Sewer Auth., 5.00%, 10/1/21             1,000         1,064

 Macon-Bibb County Urban Dev. Auth., GO
 5.50%, 10/1/22                                        1,000         1,107

 Medical Center Hosp. Auth., Columbus Regional
 Healthcare System, 5.50%, 8/1/25 (MBIA Insured)       1,000         1,087

 Metropolitan Atlanta Rapid Transit Auth.
 7.00%, 7/1/11 (Escrowed to Maturity)
 (MBIA Insured) ++                                     2,685         3,157

 Milledgeville & Baldwin County Dev. Auth.
 Georgia College & State Univ. Foundation
 6.00%, 9/1/33                                         1,000         1,088

 Municipal Electric Auth. of Georgia
 6.50%, 1/1/12                                         420           479

 6.50%, 1/1/12 (Escrowed to Maturity)                  80            93

 6.50%, 1/1/12 (Prerefunded 1/1/08+)                   20            23

 6.60%, 1/1/18                                         840           1,024

 6.60%, 1/1/18 (Prerefunded 1/1/13+)                   195           243

 7.25%, 1/1/24 (AMBAC Insured)                         1,000         1,404

 Newton County Hosp. Auth., GO, 6.00%, 2/1/20
 (AMBAC Insured)                                       1,000         1,114

 Paulding County School Dist., GO, 6.00%, 2/1/13
 (MBIA Insured)                                        1,000         1,173

 Paulding County Water & Sewer, 6.00%, 12/1/13
 (MBIA Insured)                                        1,000         1,152

 Rockdale County Dev. Auth., Pratt Industries USA
 7.40%, 1/1/16 #                                       365           378

 Roswell, GO, 5.50%, 2/1/14 (Prerefunded 2/1/09+)      1,000         1,096

 Savannah, Savannah Airport Commission
 5.25%, 1/1/17 (FSA Insured)                           1,000         1,083

 Savannah Economic Dev. Auth.
 Marshes of Skidaway, 7.40%, 1/1/24                    420           440

 Savannah College of Art & Design
 6.80%, 10/1/19 (Prerefunded 10/1/09+)                 500           576

 Savannah Economic Dev. Auth. IDRB, Waste Management
 5.50%, 7/1/16 #                                       1,500         1,576

 Walton County School Dist., GO, 5.00%, 8/1/25
 (MBIA Insured)                                        1,000         1,077

 Total Georgia (Cost $90,610)                                        96,735

 PUERTO RICO 4.3%
 Puerto Rico Electric Power Auth., 5.00%, 7/1/08       2,000         2,106

 Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24 1,000         1,105

 Puerto Rico Public Fin. Corp.
 5.25%, 8/1/29 (Tender 2/1/12) (MBIA Insured)          1,000         1,111

 Total Puerto Rico (Cost $4,195)                                     4,322

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (13)

 Total Futures Contracts                                             (13)

 Total Investments in Securities
 100.7% of Net Assets (Cost $94,805)                   $             101,044


 (1)    Denominated in U.S. dollars unless otherwise noted
 #      Interest subject to alternative minimum tax
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2005.
 +      Used in determining portfolio maturity
 AMBAC  AMBAC Assurance Corp.
 COP    Certificates of Participation
 FGIC   Financial Guaranty Insurance Company
 FSA    Financial Security Assurance Inc.
 GO     General Obligation
 IDRB   Industrial Development Revenue Bond
 MBIA   MBIA Insurance Corp.
 STEP   Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VRDN   Variable-Rate Demand Note; rate shown is effective rate at period-end
 XLCA   XL Capital Assurance Inc.


 (2) Open Futures Contracts at May 31, 2005 were as follows:
 ($ 000s)
                                                         Contract  Unrealized
                                            Expiration   Value     Gain (Loss)
 Short, 30 U.S. Treasury 10 Year contracts,
 $35 par of 7.00% Metropolitan Atlanta
 Rapid Transit Auth. Bonds pledged
 as initial margin                           9/05        $ (3,398)  $ (17)

 Net payments (receipts) of variation
 margin to date                                                       4

 Variation margin receivable (payable)
 on open futures contracts                                          $ (13)


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Georgia Tax-Free Bond Fund
Unaudited                                                        May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and Georgia state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade Georgia municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2005, the cost of investments for federal income tax purposes was $94,765,000. Net unrealized gain aggregated $6,276,000 at period-end, of which $6,376,000 related to appreciated investments and $100,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.




 T. Rowe Price Maryland Tax-Free Money Fund
 (Unaudited)                                                  May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 MARYLAND 101.1%
 Anne Arundel County
 6.00%, 8/1/08 (Prerefunded 8/1/05+)                   370           376

 Consolidated General Improvement, 6.20%, 8/1/11
 (Prerefunded 8/1/05+)                                 885           900

 Anne Arundel County, GO, TECP
 2.35%, 6/22/05                                        1,000         1,000

 2.40%, 8/10/05                                        2,000         2,000

 Baltimore County, GO
 Consolidated Public Improvement, 4.50%, 8/1/05        250           251

 Pension Funding, 5.50%, 8/1/05                        500           502

 Baltimore County
 Quail Ridge Apartments, Multi-Family Housing
 VRDN (Currently 2.96%)                                1,300         1,300

 St. James Academy, VRDN (Currently 2.99%)             4,215         4,215

 Baltimore County, GO, TECP
 2.45%, 7/7/05                                         1,000         1,000

 2.45%, 7/12/05                                        3,000         3,000

 Calvert County, GO, Consolidated Public Improvement
 2.00%, 7/15/05                                        200           200

 Calvert County Economic Dev., Asbury Solomons
 Obligation Group, VRDN (Currently 2.99%)              5,000         5,000

 Carroll County, Fairhaven Retirement Community
 VRDN (Currently 2.97%)                                1,000         1,000

 Charles County, GO, 2.00%, 6/1/05                     5,000         5,000

 Frederick County, GO, VRDN (Currently 2.97%)          1,265         1,265

 Frederick County EFA, Mount. St. Mary's College
 VRDN (Currently 2.97%)                                995           995

 Gaithersburg
 Asbury Solomons Group
 VRDN (Currently 2.97%) (MBIA Insured)                 830           830

 VRDN (Currently 2.99%)                                4,000         4,000

 Howard County, GO
 2.75%, 8/15/05                                        200           200

 4.00%, 8/15/05                                        3,015         3,029

 5.00%, 8/15/05                                        250           251

 Maryland, GO
 VRDN (Currently 2.98%)                                2,000         2,000

 State & Local Fac.
 5.00%, 7/15/05                                        625           627

 5.25%, 6/15/05                                        1,650         1,652

 5.25%, 7/15/05                                        1,000         1,004

 Maryland CDA
 Local Gov't. Infrastructure, 2.00%, 6/1/05
 (AMBAC Insured)                                       100           100

 Parklane Apartments, VRDN (Currently 3.00%)
 (FHA Guaranteed) #                                    2,500         2,500

 Single Family
 2.10%, 3/1/32 (Tender 12/5/05) #                      1,000         1,000

 VRDN (Currently 2.97%) #                              2,000         2,000

 VRDN (Currently 2.98%) #                              600           600

 Maryland DOT, Consolidated Transportation
 4.00%, 12/15/05                                       5,000         5,035

 Maryland Econ. Dev., Providence Center
 VRDN (Currently 2.98%)                                3,000         3,000

 Maryland Economic Dev. Corp.
 American Urological Assoc., VRDN (Currently 2.97%)    975           975

 Associated Catholic Charities, VRDN (Currently 2.96%) 3,800         3,800

 Associated Jewish Charities, VRDN (Currently 2.96%)   1,400         1,400

 Bindagraphics, VRDN (Currently 3.00%) #               800           800

 Chesapeake Bay Foundation, VRDN (Currently 2.97%)     2,245         2,245

 U.S. Pharmacopeial, VRDN (Currently 2.94%)
 (AMBAC Insured)                                       200           200

 Maryland HHEFA
 Adventist Healthcare, VRDN (Currently 2.98%)          2,900         2,900

 Carnegie Institution of Washington
 VRDN (Currently 3.00%)                                1,000         1,000

 Charlestown Community Health, VRDN (Currently 2.99%)  725           725

 Collington Episcopal Lifecare, VRDN (Currently 2.96%) 3,110         3,110

 Friends School of Baltimore, VRDN (Currently 2.97%)   2,500         2,500

 Ginger Cove Life Care, VRDN (Currently 2.97%)         3,200         3,200

 Johns Hopkins Hosp., TECP
 2.37%, 6/14/05                                        3,000         3,000

 2.82%, 8/17/05                                        2,000         2,000

 Johns Hopkins Univ.
 TECP, 2.80%, 8/10/05                                  2,354         2,354

 VRDN (Currently 2.95%)                                300           300

 Loyola College, VRDN (Currently 2.97%) (MBIA Insured) 370           370

 Mercy Ridge, VRDN (Currently 2.99%)                   175           175

 Norwood School, VRDN (Currently 3.03%)                1,615         1,615

 Stella Maris Operating Corp., VRDN (Currently 2.99%)  1,725         1,725

 Trinity School, VRDN (Currently 2.97%)                1,800         1,800

 Univ. of Maryland Medical, VRDN (Currently 2.96%)
 (AMBAC Insured)                                       3,680         3,680

 Maryland Transportation Auth., Baltimore-Washington
 Int'l. Airport VRDN (Currently 1.92%) #               3,000         3,000

 Montgomery County, GO
 VRDN (Currently 2.99%)                                3,860         3,860

 Consolidated Public Improvement, 5.70%, 7/1/05        880           883

 Montgomery County Economic Dev. Auth.
 George Meany Center for Labor Studies
 VRDN (Currently 2.96%)                                600           600

 Howard Hughes Medical Institute
 VRDN (Currently 2.98%)                                2,000         2,000

 VRDN (Currently 3.00%)                                2,000         2,000

 Institute for Genomic Research, VRDN (Currently 2.96%)2,360         2,360

 Rehabilitation Opportunities, VRDN (Currently 2.96%)  200           200

 Sandy Spring Friends School, VRDN (Currently 2.97%)   2,000         2,000

 Montgomery County Housing Opportunities Commission
 Oakwood Multi-Family, VRDN (Currently 2.98%)          4,700         4,700

 Prince Georges County
 2.50%, 9/15/05                                        1,260         1,262

 GO, 5.00%, 10/1/05                                    120           121

 St. Mary's County, GO, 5.00%, 7/1/05                  150           150

 Univ. of Maryland,  College Park
 VRDN (Currently 3.01%)                                1,020         1,020

 Washington County
 GO, 3.00%, 1/1/06 (MBIA Insured)                      1,000         1,001

 LSN/TLS Obligated Group, VRDN (Currently 2.98%)       1,250         1,250

 Washington Suburban Sanitary Dist., GO
 VRDN (Currently 3.00%)                                750           750

 2.00%, 6/1/05                                         170           170

 4.75%, 6/1/05                                         460           460

 5.00%, 6/1/05                                         250           250

 Sewer Disposal, 4.00%, 6/1/05                         1,200         1,200

 Washington Suburban Sanatary Dist.
 5.125%, 6/1/10 (Prerefunded 6/1/05+)                  30            30

 Total Maryland (Cost $124,973)                                      124,973

 PUERTO RICO 3.7%
 Puerto Rico Commonwealth, 5.00%, 7/1/05
 (Escrowed to Maturity) (MBIA Insured)                 200           200

 Puerto Rico Electric Power Auth.
 VRDN (Currently 3.00%) (FGIC Insured)                 2,000         2,000

 Puerto Rico Highway & Transportation Auth.
 VRDN (Currently 2.98%) (FSA Insured)                  2,400         2,400

 Total Puerto Rico (Cost $4,600)                                     4,600

 Total Investments in Securities
 104.8% of Net Assets (Cost $129,573)                   $            129,573


 (1)   Denominated in U.S. dollars unless otherwise noted
 #     Interest subject to alternative minimum tax
 +     Used in determining portfolio maturity
 AMBAC AMBAC Assurance Corp.
 CDA   Community Development Administration
 DOT   Department of Transportation
 EFA   Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
 FHA   Federal Housing Authority
 FSA   Financial Security Assurance Inc.
 GO    General Obligation
 HHEFA Health & Higher Educational Facility Authority
 MBIA  MBIA Insurance Corp.
 TECP  Tax-Exempt Commercial Paper
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Money Fund
Unaudited                                                        May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2005, the cost of investments for federal income tax purposes was $129,573,000. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


                                SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     July 22, 2005

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